UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jay S. Fitton

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(513) 520-5925

Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2025

Date of reporting period: March 31, 2025

Item 1. Reports to Stockholders.

(a)

CrossingBridge Low Duration High Income Fund
Institutional Class | CBLDX
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the CrossingBridge Low Duration High Income Fund (the “Fund”) for the period of  October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.crossingbridgefunds.com/low-duration-high-income-fund. You can also request this information by contacting us at 1-888-898-2780.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$42	0.83%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$1,391,646,441
Number of Holdings	175
Net Advisory Fee	$3,696,138
Portfolio Turnover	56.98%
Visit https://www.crossingbridgefunds.com/low-duration-high-income-fund for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of March 31, 2025)

Top 10 Issuers
First American Treasury Obligations Fund	5.2%
First American Government Obligations Fund	3.5%
BX Trust	2.5%
CrownRock LP	2.4%
Sizzling Platter LLC	2.3%
Akamai Technologies, Inc.	2.2%
Mohegan Tribal Gaming Authority	2.1%
Chicago Atlantic Real Estate Finance Term Loan	1.9%
Western Digital Corp.	1.8%
Whirlpool Corp.	1.7%

Security Type
Corporate Bonds	58.2%
Bank Loans	11.3%
Money Market Funds	8.7%
Commercial Paper	6.4%
Special Purpose Acquisition Companies (SPACs)	3.8%
Asset-Backed Securities	3.7%
Mortgage-Backed Securities	3.6%
Convertible Bonds	3.5%
Preferred Stocks	0.6%
Cash & Other	0.2%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://www.crossingbridgefunds.com/low-duration-high-income-fund.
CrossingBridge Low Duration High Income Fund	PAGE 1	TSR-SAR-89834G604

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-898-2780, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
CrossingBridge Low Duration High Income Fund	PAGE 2	TSR-SAR-89834G604

CrossingBridge Low Duration High Income Fund
Retail Class | CBLVX
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the CrossingBridge Low Duration High Income Fund (the “Fund”) for the period of  October 31, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.crossingbridgefunds.com/low-duration-high-income-fund. You can also request this information by contacting us at 1-888-898-2780.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Retail Class	$46	1.00%
*	For the period from November 1, 2024 through March 31, 2025. Had the Retail Class been operational for the entire reporting period, expenses would have been higher.
**	Annualized
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$1,391,646,441
Number of Holdings	175
Net Advisory Fee	$3,696,138
Portfolio Turnover	56.98%
Visit https://www.crossingbridgefunds.com/low-duration-high-income-fund for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of March 31, 2025)

Top 10 Issuers
First American Treasury Obligations Fund	5.2%
First American Government Obligations Fund	3.5%
BX Trust	2.5%
CrownRock LP	2.4%
Sizzling Platter LLC	2.3%
Akamai Technologies, Inc.	2.2%
Mohegan Tribal Gaming Authority	2.1%
Chicago Atlantic Real Estate Finance Term Loan	1.9%
Western Digital Corp.	1.8%
Whirlpool Corp.	1.7%

Security Type
Corporate Bonds	58.2%
Bank Loans	11.3%
Money Market Funds	8.7%
Commercial Paper	6.4%
Special Purpose Acquisition Companies (SPACs)	3.8%
Asset-Backed Securities	3.7%
Mortgage-Backed Securities	3.6%
Convertible Bonds	3.5%
Preferred Stocks	0.6%
Cash & Other	0.2%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://www.crossingbridgefunds.com/low-duration-high-income-fund.
CrossingBridge Low Duration High Income Fund	PAGE 1	TSR-SAR-89834G703

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-898-2780, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
CrossingBridge Low Duration High Income Fund	PAGE 2	TSR-SAR-89834G703

CrossingBridge Responsible Credit Fund
Institutional Class | CBRDX
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the CrossingBridge Responsible Credit Fund (the “Fund”) for the period of  October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.crossingbridgefunds.com/responsible-credit-fund. You can also request this information by contacting us at 1-888-898-2780.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$46	0.90%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$44,050,978
Number of Holdings	70
Net Advisory Fee	$73,731
Portfolio Turnover	67.65%
Visit https://www.crossingbridgefunds.com/responsible-credit-fund for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of March 31, 2025)

Top 10 Issuers
Western Digital Corp.	7.0%
Magnite, Inc.	6.3%
Forum Energy Technologies, Inc.	5.9%
First American Treasury Obligations Fund	4.6%
Outerstuff LLC	2.9%
Tapestry, Inc.	2.8%
Sizzling Platter LLC	2.6%
Hawaiian Holdings, Inc.	2.6%
Novedo Holding AB	2.3%
GrubHub Holdings, Inc.	2.3%

Security Type
Corporate Bonds	60.3%
Bank Loans	26.1%
Money Market Funds	6.8%
Commercial Paper	5.2%
Asset-Backed Securities	2.6%
Preferred Stocks	1.5%
Common Stocks	0.6%
U.S. Treasury Securities	0.4%
Convertible Bonds	0.4%
Cash & Other	-3.9%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://www.crossingbridgefunds.com/responsible-credit-fund.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-898-2780, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
CrossingBridge Responsible Credit Fund	PAGE 1	TSR-SAR-89834G810

CrossingBridge Ultra-Short Duration Fund
Institutional Class | CBUDX
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the CrossingBridge Ultra-Short Duration Fund (the “Fund”) for the period of  October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.crossingbridgefunds.com/ultra-short-duration-fund. You can also request this information by contacting us at 1-888-898-2780.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$45	0.90%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$283,328,864
Number of Holdings	101
Net Advisory Fee	$702,868
Portfolio Turnover	92.08%
Visit https://www.crossingbridgefunds.com/ultra-short-duration-fund for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of March 31, 2025)

Top 10 Issuers
Icahn Enterprises LP	2.8%
BX Trust	2.6%
First American Treasury Obligations Fund	2.6%
Ford Motor Credit Co. LLC	2.6%
CrownRock LP	2.5%
Delta Air Lines, Inc.	2.5%
Getty Images, Inc.	2.5%
Sizzling Platter LLC	2.5%
Tapestry, Inc.	2.4%
Infor LLC	2.3%

Security Type
Corporate Bonds	73.6%
Asset-Backed Securities	6.1%
Mortgage-Backed Securities	5.3%
Bank Loans	4.6%
Commercial Paper	3.2%
Convertible Bonds	2.6%
Money Market Funds	2.6%
Municipal Bonds	1.5%
U.S. Treasury Securities	0.3%
Cash & Other	0.2%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://www.crossingbridgefunds.com/ultra-short-duration-fund.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-898-2780, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
CrossingBridge Ultra-Short Duration Fund	PAGE 1	TSR-SAR-89834G828

CrossingBridge Pre-Merger SPAC ETF
SPC (Principal U.S. Listing Exchange: NASDAQ Stock Market, LLC )
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the CrossingBridge Pre-Merger SPAC ETF (the “Fund”) for the period of  October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.crossingbridgefunds.com/spac-etf. You can also request this information by contacting us at 1-888-898-2780.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
CrossingBridge Pre-Merger SPAC ETF	$40	0.80%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$30,453,028
Number of Holdings	56
Net Advisory Fee	$225,925
Portfolio Turnover	64.84%
Visit https://www.crossingbridgefunds.com/spac-etf for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of March 31, 2025)

Top 10 Issuers
Pyrophyte Acquisition Corp.	8.7%
Patria Latin American Opportunity Acquisition Corp.	8.5%
CO2 Energy Transition Corp.	5.1%
Mercer Park Opportunities Corp.	5.0%
Iron Horse Acquisitions Corp.	4.9%
IB Acquisition Corp.	4.8%
Four Leaf Acquisition Corp.	4.8%
Bukit Jalil Global Acquisition 1 Ltd.	4.6%
Global Lights Acquisition Corp.	4.5%
Range Capital Acquisition Corp.	4.2%

Security Type
Special Purpose Acquisition Companies (SPACs)	98.1%
Money Market Funds	1.9%
Rights	1.4%
Warrants	0.3%
Cash & Other	-1.7%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://www.crossingbridgefunds.com/spac-etf.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-898-2780, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
CrossingBridge Pre-Merger SPAC ETF	PAGE 1	TSR-SAR-89834G778

Riverpark Strategic Income Fund
Institutional Class | RSIIX
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Riverpark Strategic Income Fund (the “Fund”) for the period of  October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.crossingbridgefunds.com/riverpark-strategic-income-fund. You can also request this information by contacting us at 1-888-898-2780.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$49	0.96%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$600,334,401
Number of Holdings	129
Net Advisory Fee	$1,794,507
Portfolio Turnover	50.45%
Visit https://www.crossingbridgefunds.com/riverpark-strategic-income-fund for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of March 31, 2025)

Top 10 Issuers
First American Treasury Obligations Fund	4.1%
Forum Energy Technologies, Inc.	3.4%
United States Treasury Note	3.4%
TPC Group, Inc.	2.6%
Akamai Technologies, Inc.	2.3%
Just Eat Takeaway.com NV	2.3%
First American Government Obligations Fund	2.3%
Outerstuff LLC	2.3%
Crown Castle International Corp.	2.1%
Tegra118 Wealth Solutions, Inc.	2.0%

Security Type
Corporate Bonds	36.7%
Bank Loans	28.4%
Commercial Paper	6.9%
Convertible Bonds	6.8%
Money Market Funds	6.4%
Mortgage-Backed Securities	3.4%
U.S. Treasury Securities	3.4%
Special Purpose Acquisition Companies (SPACs)	2.6%
Asset-Backed Securities	1.9%
Cash & Other	3.5%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://www.crossingbridgefunds.com/riverpark-strategic-income-fund.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-898-2780, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Riverpark Strategic Income Fund	PAGE 1	TSR-SAR-89834G679

Riverpark Strategic Income Fund
Retail Class | RSIVX
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Riverpark Strategic Income Fund (the “Fund”) for the period of  October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.crossingbridgefunds.com/riverpark-strategic-income-fund. You can also request this information by contacting us at 1-888-898-2780.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Retail Class	$61	1.21%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$600,334,401
Number of Holdings	129
Net Advisory Fee	$1,794,507
Portfolio Turnover	50.45%
Visit https://www.crossingbridgefunds.com/riverpark-strategic-income-fund for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of March 31, 2025)

Top 10 Issuers
First American Treasury Obligations Fund	4.1%
Forum Energy Technologies, Inc.	3.4%
United States Treasury Note	3.4%
TPC Group, Inc.	2.6%
Akamai Technologies, Inc.	2.3%
Just Eat Takeaway.com NV	2.3%
First American Government Obligations Fund	2.3%
Outerstuff LLC	2.3%
Crown Castle International Corp.	2.1%
Tegra118 Wealth Solutions, Inc.	2.0%

Security Type
Corporate Bonds	36.7%
Bank Loans	28.4%
Commercial Paper	6.9%
Convertible Bonds	6.8%
Money Market Funds	6.4%
Mortgage-Backed Securities	3.4%
U.S. Treasury Securities	3.4%
Special Purpose Acquisition Companies (SPACs)	2.6%
Asset-Backed Securities	1.9%
Cash & Other	3.5%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://www.crossingbridgefunds.com/riverpark-strategic-income-fund.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-898-2780, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Riverpark Strategic Income Fund	PAGE 1	TSR-SAR-89834G661

CrossingBridge Nordic High Income Bond Fund
Institutional Class | NRDCX
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the CrossingBridge Nordic High Income Bond Fund (the “Fund”) for the period of  October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.crossingbridgefunds.com/nordic-high-income-bond-fund. You can also request this information by contacting us at 1-888-898-2780.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$48	0.95%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$54,251,275
Number of Holdings	69
Net Advisory Fee	-$30,032
Portfolio Turnover	35.93%
Visit https://www.crossingbridgefunds.com/nordic-high-income-bond-fund for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  March 31, 2025)

Top 10 Issuers	(%)
First American Treasury Obligations Fund	6.0%
First American Government Obligations Fund	6.0%
Force Bidco AS	3.0%
CCIT Holdings AS	2.9%
Grieg Seafood ASA	2.9%
Eidsiva Energi AS	2.7%
Norway Treasury Bill	2.6%
Posten Bring AS	2.6%
Avinor AS	2.5%
Geveko AB	2.4%

Security Type	(%)
Corporate Bonds	79.7%
Money Market Funds	12.0%
Bank Loans	3.0%
Foreign Government Debt Obligations	2.6%
U.S. Treasury Securities	0.2%
U.S. Treasury Bills	0.1%
Forwards	-0.2%
Cash & Other	2.6%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://www.crossingbridgefunds.com/nordic-high-income-bond-fund.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-898-2780, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
CrossingBridge Nordic High Income Bond Fund	PAGE 1	TSR-SAR-89834G554

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

CrossingBridge FUNDS
CrossingBridge Low Duration High Income Fund
(formerly known as the CrossingBridge Low Duration High Yield Fund)
Institutional Class (CBLDX)
Retail Class (CBLVX)
CrossingBridge Responsible Credit Fund
Institutional Class (CBRDX)
CrossingBridge Ultra-Short Duration Fund
Institutional Class (CBUDX)
CrossingBridge Pre-Merger SPAC ETF
(SPC)
RiverPark Strategic Income Fund
Institutional Class (RSIIX)
Retail Class (RSIVX)
Crossingbridge Nordic High Income Bond Fund
Institutional Class (NRDCX)
Semi-Annual Financial Statements and Additional Information
March 31, 2025

CrossingBridge Low Duration High Income Fund
Schedule of Investments
March 31, 2025 (Unaudited)

		Par	Value
CORPORATE BONDS - 58.2%
Accommodation and Food Services - 6.7%
CEC Entertainment LLC, 6.75%, 05/01/2026(a)		$2,487,000	$2,456,320
GrubHub Holdings, Inc., 5.50%, 07/01/2027(a)		25,771,000	23,760,532
Mohegan Tribal Gaming Authority, 8.00%, 02/01/2026(a)		28,543,000	28,539,943
Papa John's International, Inc., 3.88%, 09/15/2029(a)		6,552,000	6,128,801
Sizzling Platter LLC, 8.50%, 11/28/2025(a)		32,300,000	32,356,493
			93,242,089
Construction - 0.6%
Five Point Operating Co. LP, 10.50%, 01/15/2028(a)(b)		4,776,361	4,890,654
TK Elevator Holdco GmbH, 7.63%, 07/15/2028(a)		2,849,000	2,856,063
			7,746,717
Consumer Discretionary - 2.1%
Aider Konsern AS, 8.61% (Norway Interbank Offered Rate Fixing 3 Month + 4.15%), 09/05/2028	NOK	26,550,000	2,609,657
Gaming Innovation Group PLC
9.59% (3 Month Stockholm Interbank Offered Rates + 7.25%), 12/18/2026	SEK	28,175,000	2,926,322
9.73% (3 mo. EURIBOR + 7.25%), 12/18/2026	EUR	3,510,000	3,948,071
OP Holdco GmbH, 8.96% (3 mo. EURIBOR + 6.50%), 06/05/2029(a)	EUR	16,900,000	18,049,542
View Ledger AS, 9.06% (Norway Interbank Offered Rate Fixing 3 Month + 4.50%), 01/31/2029	NOK	9,500,000	922,170
			28,455,762
Energy - 0.4%
Golar LNG Ltd., 7.00%, 10/20/2025(a)		6,122,000	6,166,002
Finance and Insurance - 5.2%
BGC Group, Inc., 4.38%, 12/15/2025		11,493,000	11,444,149
Boras V-tyget 1 AB, 8.16% (3 Month Stockholm Interbank Offered Rates + 5.75%), 04/29/2027	SEK	165,900,000	16,669,552
Castlelake Aviation Finance DAC, 5.00%, 04/15/2027(a)		5,518,000	5,574,813

		Par	Value
Ford Motor Credit Co. LLC, 4.69%, 06/09/2025		$2,762,000	$2,758,309
Goldcup 100865 AB, 7.98% (3 Month Stockholm Interbank Offered Rates + 5.50%), 07/11/2028	SEK	6,250,000	630,594
Icahn Enterprises LP
6.25%, 05/15/2026		2,200,000	2,187,193
5.25%, 05/15/2027		19,652,000	18,705,908
Mutares SE & Co. KGaA, 10.86% (3 mo. EURIBOR + 8.50%), 03/31/2027	EUR	1,250,000	1,366,537
Novedo Holding AB, 9.36% (3 Month Stockholm Interbank Offered Rates + 7.00%), 09/23/2027	SEK	56,250,000	5,653,419
Qflow Group AB, 7.86% (3 Month Stockholm Interbank Offered Rates + 5.50%), 09/25/2028	SEK	8,750,000	885,725
Stockwik Forvaltning AB, 10.32% (3 Month Stockholm Interbank Offered Rates + 8.00%), 03/20/2026	SEK	65,000,000	6,567,704
			72,443,903
Health Care and Social Assistance - 1.1%
ADDviseGroup AB
7.81% (3 Month Stockholm Interbank Offered Rates + 5.50%), 05/26/2026	SEK	6,250,000	634,145
8.65% (SOFR + 4.25%), 04/04/2027		2,875,000	2,896,563
HCA, Inc., 7.69%, 06/15/2025		6,961,000	6,996,184
Orexo AB, 8.85% (3 Month Stockholm Interbank Offered Rates + 6.50%), 03/28/2028	SEK	47,500,000	4,707,663
			15,234,555
Industrials - 3.0%
Beelux Sarl, 9.03% (3 mo. EURIBOR + 6.50%), 03/14/2028(b)	EUR	11,900,000	12,682,034
Booster Precision Components GmbH, 11.50% (3 mo. EURIBOR + 9.00%), 11/28/2026	EUR	1,871,000	1,994,195
Mangrove Luxco III Sarl, 7.79% (3 mo. EURIBOR + 5.00%), 07/15/2029	EUR	20,826,000	22,787,987
TWMA Finance AS, 13.00%, 02/08/2027		3,369,000	3,536,692
			41,000,908

The accompanying notes are an integral part of these financial statements.

1

CrossingBridge Low Duration High Income Fund
Schedule of Investments
March 31, 2025 (Unaudited)(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Information - 6.3%
Azerion Group NV, 9.09% (3 mo. EURIBOR + 6.75%), 10/02/2026	EUR	17,561,000	$18,988,765
Cabonline Group Holding AB, 14.00%, 03/19/2028	SEK	99,649,803	9,698,437
GCI LLC, 4.75%, 10/15/2028(a)		2,000,000	1,842,269
Go North Group AB
0.00%, 02/09/2026		197,442	118,465
10.15% (includes 10.89% PIK) (SOFR + 5.76%), 02/09/2026		7,610,942	4,566,565
15.00% (includes 15.00% PIK), 02/09/2027		3,421,945	205,317
15.00% (includes 15.00% PIK) (3 Month STIBOR + 10.00%), 02/09/2027	SEK	14,927,481	126,710
15.00% (includes 15.00% PIK), 02/02/2028(c)(d)	SEK	5,884,691(e)	0(e)
Impala BondCo PLC, 12.00% (3 Month STIBOR + 9.00%), 10/30/2027	SEK	13,098,444	873,073
PayPal Holdings, Inc., 1.65%, 06/01/2025		3,113,000	3,100,670
Sprint LLC, 7.63%, 03/01/2026		21,993,000	22,345,388
SS&C Technologies, Inc., 5.50%, 09/30/2027(a)		12,530,000	12,438,335
Warnermedia Holdings, Inc., 3.76%, 03/15/2027		13,814,000	13,475,245
			87,779,239
Management of Companies and Enterprises - 1.2%
Welltec International ApS, 8.25%, 10/15/2026(a)		16,912,000	17,034,291
Manufacturing - 13.5%
Bausch Health Cos., Inc., 5.50%, 11/01/2025(a)		23,977,000	23,968,009
Cannabist Co. Holdings, Inc., 9.50%, 02/03/2026		17,087,000	9,439,577
Constellation Brands, Inc., 5.00%, 02/02/2026		3,900,000	3,898,159
Dell International LLC, 4.75%, 04/01/2028		1,844,000	1,851,305
Forum Energy Technologies, Inc., 10.50%, 11/07/2029		17,250,000	18,201,843
GE HealthCare Technologies, Inc., 5.60%, 11/15/2025		17,994,000	18,077,954
Gilead Sciences, Inc., 3.65%, 03/01/2026		8,847,000	8,781,830
HMH Holding BV, 10.88%, 11/16/2026(b)		14,906,000	15,483,607
Jabil, Inc., 1.70%, 04/15/2026		10,567,000	10,263,559

		Par	Value
Microchip Technology, Inc., 5.05%, 02/15/2030		$11,462,000	$11,432,188
Neptune Bidco AS, 11.26% (Norway Interbank Offered Rate Fixing 3 Month + 6.75%), 06/28/2028	NOK	55,000,000	5,032,916
Pactiv Evergreen Group Issuer LLC, 4.38%, 10/15/2028(a)		5,449,000	5,568,224
Prosomnus Sleep Technologies, Inc., 8.00%, 12/31/2026(c)		6,835,426	5,143,658
Secop Group Holding GmbH, 10.76% (3 mo. EURIBOR + 8.40%), 12/29/2026	EUR	2,561,000	2,864,899
Sherwin-Williams Co., 3.95%, 01/15/2026		8,847,000	8,817,909
Sonoco Products Co., 4.45%, 09/01/2026		6,466,000	6,446,273
Stanley Black & Decker, Inc., 3.40%, 03/01/2026		3,460,000	3,420,039
Tapestry, Inc., 4.13%, 07/15/2027		111,000	109,512
Trulieve Cannabis Corp., 8.00%, 10/06/2026		5,218,000	5,130,468
Western Digital Corp., 4.75%, 02/15/2026		24,590,000	24,464,434
			188,396,363
Mining, Quarrying, and Oil and Gas Extraction - 3.3%
Aris Water Holdings LLC, 7.63%, 04/01/2026(a)		8,223,000	8,223,000
CrownRock LP, 5.00%, 05/01/2029(a)		33,093,000	33,627,617
Hess Midstream Operations LP, 5.88%, 03/01/2028(a)		1,812,000	1,821,585
Mime Petroleum AS, 9.75%, 09/17/2026		1,154,996	1,156,332
Tacora Resources, Inc., 13.00% (includes 13.00% PIK), 12/31/2025(a)(c)(d)		3,892,693	778,539
			45,607,073
Other Services (except Public Administration) - 1.4%
WASH Multifamily Acquisition, Inc., 5.75%, 04/15/2026(a)		19,814,000	19,648,812
Professional, Scientific, and Technical Services - 4.8%
Gen Digital, Inc., 6.75%, 09/30/2027(a)		11,720,000	11,874,692
Getty Images, Inc., 9.75%, 03/01/2027(a)		13,369,000	13,403,575
Go Daddy Operating Co. LLC, 5.25%, 12/01/2027(a)		17,644,000	17,510,937
Infor LLC, 1.75%, 07/15/2025(a)		5,057,000	5,006,242

The accompanying notes are an integral part of these financial statements.

2

CrossingBridge Low Duration High Income Fund
Schedule of Investments
March 31, 2025 (Unaudited)(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Professional, Scientific, and Technical Services - (Continued)
Oracle Corp., 2.65%, 07/15/2026		$6,640,000	$6,481,680
Viridien, 8.75%, 04/01/2027(a)		8,858,000	9,051,813
VMware LLC, 1.40%, 08/15/2026		4,061,000	3,889,149
			67,218,088
Real Estate and Rental and Leasing - 0.9%
Williams Scotsman, Inc., 4.63%, 08/15/2028(a)		12,934,000	12,546,353
Technology - 1.4%
Hawk Infinity Software AS, 11.12% (Norway Interbank Offered Rate Fixing 3 Month + 6.50%), 10/15/2029(a)	NOK	71,900,000	6,868,317
Verve Group SE, 6.33% (3 mo. EURIBOR + 4.00%), 04/01/2029(a)	EUR	11,312,000	12,301,466
			19,169,783
Transportation and Warehousing - 2.9%
Delta Air Lines, Inc., 7.00%, 05/01/2025(a)		20,050,000	20,077,565
Uber Technologies, Inc.
7.50%, 09/15/2027(a)		2,421,000	2,453,003
6.25%, 01/15/2028(a)		750,000	755,684
XPO, Inc., 6.25%, 06/01/2028(a)		16,727,000	16,940,654
			40,226,906
Utilities - 0.9%
ONEOK, Inc., 4.25%, 09/24/2027		13,261,000	13,140,384
Wholesale Trade - 2.5%
OPENLANE, Inc., 5.13%, 06/01/2025(a)		9,383,000	9,367,867
Performance Food Group, Inc., 5.50%, 10/15/2027(a)		20,955,000	20,776,042
TD SYNNEX Corp., 1.75%, 08/09/2026		5,186,000	4,969,289
			35,113,198
TOTAL CORPORATE BONDS (Cost $824,143,076)			810,170,426

	Par	Value
BANK LOANS - 11.3%
Communications - 4.4%
Abe Investment Holdings, Inc. First Lien, 11.25%, 02/12/2030	$17,976,000	$17,908,590
Cengage Learning, Inc. First Lien, 7.82% (1 mo. Term SOFR + 3.50%), 07/14/2026	6,191,293	6,149,626
Clear Channel International Tranche First Lien, 7.50%, 04/01/2027	2,659,000	2,665,647
CMG Media Corp. First Lien, 7.90% (3 mo. Term SOFR + 3.50%), 06/18/2029	24,181,000	22,769,676
Magnite, Inc., 8.05% (1 mo. Term SOFR + 3.75%), 02/06/2031	12,508,306	12,445,764
		61,939,303
Construction - 0.1%
Lealand Finance Co. BV
7.44% (1 mo. Base Rate + 3.00%), 06/30/2027	1,750,984	928,021
8.44% (1 mo. Base Rate + 1.00%), 12/31/2027	38,861	16,905
		944,926
Consumer Discretionary - 0.4%
Outerstuff LLC, 11.56% (3 mo. Term SOFR + 7.00%), 12/31/2027	5,878,371	5,895,536
Manufacturing - 1.3%
Elevate Textiles, Inc., 12.96% (3 mo. Term SOFR + 8.65%), 09/30/2027	8,673,910	8,820,282
K&N Parent, Inc.
12.44% (3 mo. Term SOFR + 8.00%), 02/03/2027	7,932,471	7,892,808
7.69% (3 mo. Term SOFR + 3.25%), 08/14/2027	1,909,541	1,203,011
		17,916,101
Real Estate and Rental and Leasing - 2.5%
Chicago Atlantic Real Estate Finance Term Loan, 9.00%, 10/17/2028	27,349,000	26,938,765
Micromont, 8.00%, 11/15/2026	7,245,424	7,245,424
		34,184,189

The accompanying notes are an integral part of these financial statements.

3

CrossingBridge Low Duration High Income Fund
Schedule of Investments
March 31, 2025 (Unaudited)(Continued)

	Par	Value
BANK LOANS - (Continued)
Retail Trade - 0.9%
The Container Store, Inc., 9.26% (6 mo. Term SOFR + 5.00%), 07/30/2029	$4,921,365	$3,641,810
The Container Store, Inc. Exit Loan, 10.82% (1 mo. Term SOFR + 5.50%), 04/30/2029	9,563,293	8,654,781
		12,296,591
Technology - 1.0%
Dun & Bradstreet Corp. First Lien, 6.57% (1 mo. Term SOFR + 2.25%), 01/18/2029	13,543,000	13,526,071
Utilities - 0.7%
Solaris Energy Infrastructure, 10.30% (3 mo. Term SOFR + 6.00%), 09/11/2029	10,351,000	10,299,245
TOTAL BANK LOANS (Cost $161,369,076)		157,001,962

	Shares
SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) - 3.8%
Alpha Partners Technology Merger Corp. Founder Shares(f)	9,341	1,588
Charlton Aria Acquisition Corp. - Class A(f)	115,000	1,160,350
Columbus Acquisition Corp.(f)	150,000	1,522,500
Dynamix Corp.(f)	597,831	5,948,418
Fifth Era Acquisition Corp. I(f)	317,800	3,200,246
GSR III Acquisition Corp.(f)	691,500	6,942,660
IB Acquisition Corp.(f)	90,715	934,365
Iron Horse Acquisitions Corp.(f)	97,300	1,020,677
Legato Merger Corp. III(f)	178,600	1,873,514
Maywood Acquisition Corp. - Class A(f)	350,000	3,472,000
Mercer Park Opportunities Corp.(f)	667,200	6,672,000
Mountain Lake Acquisition Corp. - Class A(f)	876,780	8,816,023
NewHold Investment Corp. III(f)	183,500	1,851,515
Quartzsea Acquisition Corp.(f)	130,000	1,313,000
Range Capital Acquisition Corp.(f)	285,700	2,871,285

	Shares	Value
Translational Development Acquisition Corp.(f)	439,500	$4,430,160
UY Scuti Acquisition Corp.(f)	50,000	503,000
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) (Cost $51,675,611)		52,533,301

	Par
ASSET-BACKED SECURITIES - 3.7%
Finance and Insurance - 2.0%
Alterna Funding LLC, Series 2024-1A, Class A, 6.26%, 05/16/2039(a)	$1,946,092	1,963,286
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.22%, 04/25/2047(a)	21,181,523	19,600,142
HTS Fund LLC, Series 2021-1, Class A, 1.41%, 08/25/2036(a)	3,976,883	3,517,867
RAM LLC, Series 2024-1, Class A, 6.67%, 02/15/2039(a)	2,633,824	2,652,216
		27,733,511
Transportation and Warehousing - 1.7%
Alaska Airlines, Inc., Series A, 4.80%, 08/15/2027(a)	1,192,887	1,189,546
Hawaiian Holdings, Inc., Series 2013-1, 3.90%, 01/15/2026	22,905,937	22,333,289
		23,522,835
TOTAL ASSET-BACKED SECURITIES (Cost $50,503,173)		51,256,346
MORTGAGE-BACKED SECURITIES - 3.6%
Finance and Insurance - 3.6%
Banc of America Re-Remic Trust, Series 2022-DKLX, Class C, 6.47% (1 mo. Term SOFR + 2.15%), 01/15/2039(a)	3,390,015	3,360,454
BX Trust
Series 2021-SOAR, Class A, 5.10% (1 mo. Term SOFR + 0.78%), 06/15/2038(a)	1,884,986	1,878,519
Series 2021-SOAR, Class B, 5.30% (1 mo. Term SOFR + 0.98%), 06/15/2038(a)	6,080,177	6,055,954

The accompanying notes are an integral part of these financial statements.

4

CrossingBridge Low Duration High Income Fund
Schedule of Investments
March 31, 2025 (Unaudited)(Continued)

		Par	Value
MORTGAGE-BACKED SECURITIES - (Continued)
Finance and Insurance - (Continued)
Series 2021-VINO, Class A, 5.09% (1 mo. Term SOFR + 0.77%), 05/15/2038(a)		$1,698,801	$1,694,809
Series 2021-VOLT, Class B, 5.38% (1 mo. Term SOFR + 1.06%), 09/15/2036(a)		5,610,000	5,557,320
Series 2021-VOLT, Class C, 5.53% (1 mo. Term SOFR + 1.21%), 09/15/2036(a)		4,700,000	4,644,619
Series 2024-BIO, Class A, 5.96% (1 mo. Term SOFR + 1.64%), 02/15/2041(a)		4,170,000	4,170,856
Series 2024-KING, Class A, 5.86% (1 mo. Term SOFR + 1.54%), 05/15/2034(a)		7,838,804	7,830,766
Series 2024-KING, Class B, 6.06% (1 mo. Term SOFR + 1.74%), 05/15/2034(a)		2,674,787	2,669,247
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class A, 5.69% (1 mo. Term SOFR + 1.37%), 12/15/2037(a)		6,300,000	6,291,954
Series 2019-LIFE, Class B, 5.87% (1 mo. Term SOFR + 1.55%), 12/15/2037(a)		1,600,000	1,598,071
JP Morgan Chase Commercial Mortgage Securities, Series 2021-MHC, Class A, 5.48% (1 mo. Term SOFR + 1.16%), 04/15/2038(a)		3,813,604	3,807,739
TOTAL MORTGAGE-BACKED SECURITIES (Cost $49,400,052)			49,560,308
CONVERTIBLE BONDS - 3.5%
Accommodation and Food Services - 0.2%
Braemar Hotels & Resorts, Inc., 4.50%, 06/01/2026		3,150,000	2,927,925
Information - 3.3%
Akamai Technologies, Inc., 0.13%, 05/01/2025		30,825,000	30,763,350
BuzzFeed, Inc., 8.50%, 12/03/2026(a)		1,618,000	1,561,370
Go North Group AB, 0.00%, 12/31/2050(c)(g)	SEK	39,553,628(e)	0(e)

	Par	Value
Leafly Holdings, Inc., 8.00%, 07/01/2025(c)	$6,339,000	$5,388,150
Porch Group, Inc., 0.75%, 09/15/2026(a)	9,413,000	8,413,339
		46,126,209
TOTAL CONVERTIBLE BONDS (Cost $49,188,976)		49,054,134

	Shares
PREFERRED STOCKS - 0.6%
Administrative and Support and Waste Management and Remediation Services - 0.2%
SWK Holdings Corp., 9.00%, 01/31/2027	152,467	3,816,249
Management of Companies and Enterprises - 0.4%
Athene Holding Ltd., Series C, 6.38% to 09/30/2025 then 5 yr. CMT Rate + 5.97%, Perpetual	210,000	5,237,400
TOTAL PREFERRED STOCKS (Cost $9,113,525)		9,053,649

	Par
U.S. TREASURY SECURITIES - 0.4%
United States Treasury Note, 3.50%, 09/30/2026	$5,310,000	5,274,116
TOTAL U.S. TREASURY SECURITIES (Cost $5,266,371)		5,274,116

	Shares
REAL ESTATE INVESTMENT TRUSTS - PREFERRED - 0.2%
Real Estate and Rental and Leasing - 0.2%
Gladstone Land Corp., Series D, 5.00%, 01/31/2026	140,972	3,496,106
TOTAL REAL ESTATE INVESTMENT TRUSTS - PREFERRED (Cost $3,292,163)		3,496,106

The accompanying notes are an integral part of these financial statements.

5

CrossingBridge Low Duration High Income Fund
Schedule of Investments
March 31, 2025 (Unaudited)(Continued)

	Par	Value
MUNICIPAL BONDS - 0.2%
New York - 0.2%
New York State Dormitory Authority, 5.95%, 05/01/2035 (Obligor: Pace University)(h)	$2,175,000	$2,175,000
TOTAL MUNICIPAL BONDS (Cost $2,175,000)		2,175,000

	Shares
COMMON STOCKS - 0.1%
Manufacturing - 0.1%
Diebold Nixdorf, Inc.(f)	0(e)	0(e)
K&N Parent, Inc.(f)	152,899	191,124
Prosomnus Equity(c)(f)(k)	996,799	1,200,744
		1,391,868
Retail Trade - 0.0%(i)
The Container Store, Inc.(f)	167,314	418,285
TOTAL COMMON STOCKS (Cost $1,057,918)		1,810,153
RIGHTS - 0.0%(i)
Administrative and Support and Waste Management and Remediation Services - 0.0%(i)
Mountain Lake Acquisition Corp., Expires 11/15/2028, Exercise Price $10.00(f)	876,780	153,481
Finance and Insurance - 0.0%(i)
Charlton Aria Acquisition Corp., Expires 12/31/2026, Exercise Price $10.00(f)	115,000	23,000
GSR III Acquisition Corp., Expires 01/02/2026, Exercise Price $1.00(f)	98,785	145,214
		168,214
Manufacturing - 0.0%(i)
Range Capital Acquisition Corp., Expires 06/23/2026, Exercise Price $10.00(f)	285,700	63,568
TOTAL RIGHTS (Cost $355,018)		385,263

	Contracts	Value
WARRANTS - 0.0%(i)
Finance and Insurance - 0.0%(i)
Legato Merger Corp. III, Expires 03/28/2029, Exercise Price $11.50(f)	89,300	$19,950
Information - 0.0%(i)
Leafly Holdings, Inc., Expires 11/07/2026, Exercise Price $11.50(f)	36,943	251
Management of Companies and Enterprises - 0.0%(i)
Translational Development Acquisition Corp., Expires 02/13/2030, Exercise Price $11.50(f)	219,750	34,325
TOTAL WARRANTS (Cost $57,430)		54,526

	Par
SHORT-TERM INVESTMENTS - 15.5%
Commercial Paper - 6.4%
Consumer Discretionary - 2.9%
Leggett & Platt, Inc., 4.92%, 04/10/2025(g)	$15,574,000	15,554,391
Whirlpool Corp., 4.71%, 04/10/2025(g)	24,122,000	24,088,538
		39,642,929
Health Care and Social Assistance - 1.3%
Dentsply Sirona, Inc., 4.99%, 04/21/2025(g)	17,933,000	17,878,482
Manufacturing - 0.6%
Constellation Brands, Inc., 4.45%, 04/25/2025(g)	9,042,000	9,012,011
Technology - 1.6%
Telus Corporation, 5.11%, 05/21/2025(g)	22,504,000	22,357,605
Total Commercial Paper		88,891,027

	Shares
Money Market Funds - 8.7%
First American Government Obligations Fund - Class X, 4.27%(j)	48,808,828	48,808,828
First American Treasury Obligations Fund - Class X, 4.26%(j)	72,553,280	72,553,280
Total Money Market Funds		121,362,108

The accompanying notes are an integral part of these financial statements.

6

CrossingBridge Low Duration High Income Fund
Schedule of Investments
March 31, 2025 (Unaudited)(Continued)

	Par	Value
SHORT-TERM INVESTMENTS - (Continued)
U.S. Treasury Bills - 0.4%
4.17%, 10/02/2025(g)	$5,260,000	$5,150,720
TOTAL SHORT-TERM INVESTMENTS (Cost $215,402,555)		215,403,855
TOTAL INVESTMENTS - 101.1% (Cost $1,422,999,944)		$1,407,229,145
Liabilities in Excess of Other Assets - (1.1)%		(15,582,704)
TOTAL NET ASSETS - 100.0%		$ 1,391,646,441

Percentages are stated as a percent of net assets. Par amount is in USD unless otherwise indicated.
AB - Aktiebolag
CMT - Constant Maturity Treasury
EURIBOR - Euro Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
PIK - Payment in Kind
PLC - Public Limited Company
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate
EUR - Euro
NOK - Norwegian Krone
SEK - Swedish Krona
USD - United States Dollar
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2025, the value of these securities total $503,122,128 or 36.2% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of March 31, 2025.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $12,511,091 or 1.0% of net assets as of March 31, 2025.

(d)	Security in default.
(e)	Rounds to zero.
(f)	Non-income producing security.
(g)	The rate shown is the annualized effective yield as of March 31, 2025.
(h)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of March 31, 2025.

(i)	Represents less than 0.05% of net assets.
(j)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(k)	Privately held.
The accompanying notes are an integral part of these financial statements.

7

CrossingBridge Low Duration High Income Fund
Schedule of Forward Currency Contracts
March 31, 2025 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
U.S. Bancorp Investments, Inc.	04/15/2025	USD	96,463,306	EUR	88,425,425	$772,382
U.S. Bancorp Investments, Inc.	04/15/2025	USD	15,388,191	NOK	163,875,000	(188,399)
U.S. Bancorp Investments, Inc.	04/15/2025	USD	49,441,731	SEK	497,500,000	(96,910)
Net Unrealized Appreciation (Depreciation)						$487,073

EUR - Euro
NOK - Norwegian Krone
SEK - Swedish Krona
USD - United States Dollar
The accompanying notes are an integral part of these financial statements.

8

CrossingBridge Responsible Credit Fund
Schedule of Investments
March 31, 2025 (Unaudited)

		Par	Value
CORPORATE BONDS - 60.3%
Accommodation and Food Services - 4.9%
GrubHub Holdings, Inc., 5.50%, 07/01/2027(a)		$1,085,000	$1,000,356
Sizzling Platter LLC, 8.50%, 11/28/2025(a)		1,146,000	1,148,004
			2,148,360
Communications - 0.3%
Inteno Group AB, 9.99% (3 mo. EURIBOR + 7.50%), 09/06/2026	EUR	200,000	158,952
Construction - 0.4%
Five Point Operating Co. LP, 10.50%, 01/15/2028(a)(b)		175,474	179,672
Consumer Staples - 1.9%
Felleskjopet Agri SA, 6.27% (Norway Interbank Offered Rate Fixing 3 Month + 1.75%), 03/19/2030	NOK	9,000,000	856,271
Finance and Insurance - 11.0%
Esmaeilzadeh Holding AB, 9.91% (3 Month Stockholm Interbank Offered Rates + 7.50%), 04/28/2025	SEK	2,500,000	233,167
Ford Motor Credit Co. LLC, 4.69%, 06/09/2025		839,000	837,879
Icahn Enterprises LP, 6.25%, 05/15/2026		350,000	347,963
Nordwest Industrie Group GmbH, 9.29% (3 mo. EURIBOR + 6.75%), 11/06/2028(a)	EUR	880,000	666,083
Novedo Holding AB, 9.36% (3 Month Stockholm Interbank Offered Rates + 7.00%), 09/23/2027	SEK	10,000,000	1,005,052
Stockwik Forvaltning AB, 10.32% (3 Month Stockholm Interbank Offered Rates + 8.00%), 03/20/2026	SEK	8,750,000	884,114
StoneX Group, Inc., 7.88%, 03/01/2031(a)		827,000	861,862
			4,836,120
Health Care and Social Assistance - 0.3%
Orexo AB, 8.85% (3 Month Stockholm Interbank Offered Rates + 6.50%), 03/28/2028	SEK	1,250,000	123,886

		Par	Value
Industrials - 2.6%
Mangrove Luxco III Sarl, 7.79% (3 mo. EURIBOR + 5.00%), 07/15/2029(a)	EUR	907,000	992,448
SLR Group GmbH, 9.79% (3 mo. EURIBOR + 7.00%), 10/09/2027	EUR	163,000	171,405
			1,163,853
Information - 8.3%
Cabonline Group Holding AB, 14.00%, 03/19/2028	SEK	9,656,000	945,998
Calligo UK Ltd., 9.36% (includes 10.90% PIK) (3 mo. EURIBOR + 7.00%), 12/29/2028	EUR	107,174	31,869
GCI LLC, 4.75%, 10/15/2028(a)		1,000,000	921,134
Go North Group AB
0.00%, 02/09/2026		31,159	6,486
10.15% (includes 10.15% PIK) (SOFR + 5.76%), 02/09/2026		329,496	197,697
15.00% (includes 15.00% PIK), 02/09/2027		187,887	11,273
15.00% (includes 15.00% PIK), 02/02/2028(c)(d)	SEK	254,920(e)	0(e)
SS&C Technologies, Inc., 5.50%, 09/30/2027(a)		831,000	824,921
Ziff Davis, Inc., 4.63%, 10/15/2030(a)		781,000	708,346
			3,647,724
Manufacturing - 17.8%
Forum Energy Technologies, Inc., 10.50%, 11/07/2029		2,450,000	2,585,189
Phinia, Inc., 6.75%, 04/15/2029(a)		754,000	764,511
Secop Group Holding GmbH, 10.76% (3 mo. EURIBOR + 8.40%), 12/29/2026	EUR	150,000	167,800
Tapestry, Inc., 4.25%, 04/01/2025		1,220,000	1,220,000
Western Digital Corp., 4.75%, 02/15/2026		3,114,000	3,098,099
			7,835,599
Mining, Quarrying, and Oil and Gas Extraction - 0.3%
Tacora Resources, Inc., 13.00% (includes 13.00% PIK), 12/31/2025(a)(c)(d)		757,525	151,505
Professional, Scientific, and Technical Services - 2.9%
Getty Images, Inc., 9.75%, 03/01/2027(a)		541,000	542,399

The accompanying notes are an integral part of these financial statements.

9

CrossingBridge Responsible Credit Fund
Schedule of Investments
March 31, 2025 (Unaudited)(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Professional, Scientific, and Technical Services - (Continued)
Go Daddy Operating Co. LLC, 5.25%, 12/01/2027(a)		$726,000	$720,525
			1,262,924
Real Estate and Rental and Leasing - 2.0%
Williams Scotsman, Inc., 4.63%, 08/15/2028(a)		907,000	879,816
Retail Trade - 1.1%
Superior Plus LP, 4.50%, 03/15/2029(a)		509,000	470,189
Technology - 1.6%
Hawk Infinity Software AS, 11.12% (Norway Interbank Offered Rate Fixing 3 Month + 6.50%), 10/15/2029(a)	NOK	2,500,000	238,815
Verve Group SE, 6.33% (3 mo. EURIBOR + 4.00%), 04/01/2029(a)	EUR	414,000	450,213
			689,028
Transportation and Warehousing - 2.9%
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(a)		544,000	554,913
XPO, Inc., 6.25%, 06/01/2028(a)		706,000	715,018
			1,269,931
Wholesale Trade - 2.0%
Performance Food Group, Inc., 5.50%, 10/15/2027(a)		884,000	876,451
TOTAL CORPORATE BONDS (Cost $27,577,814)			26,550,281
BANK LOANS - 26.1%
Communications - 10.8%
Abe Investment Holdings, Inc. First Lien, 11.25% (Fixed Rate), 02/12/2030		657,000	654,536
Cengage Learning, Inc. First Lien, 7.82% (1 mo. Term SOFR + 3.50%), 07/14/2026		503,470	500,082
Clear Channel International Tranche First Lien, 7.50%, 04/01/2027		834,000	836,085
Magnite, Inc., 8.05% (1 mo. Term SOFR + 3.75%), 02/06/2031		2,807,262	2,793,226
			4,783,929

	Par	Value
Consumer Discretionary - 2.9%
Outerstuff LLC, 11.56% (3 mo. Term SOFR + 7.00%), 12/31/2027	$1,273,375	$1,277,093
Finance and Insurance - 2.1%
Tegra118 Wealth Solutions, Inc., 8.52% (3 mo. Term SOFR + 4.00%), 02/18/2027	911,000	907,584
Information - 0.1%
Audacy Capital LLC, 10.44% (1 mo. Term SOFR + 6.00%), 09/30/2029	43,033	37,245
Manufacturing - 1.8%
Elevate Textiles, Inc., 12.96% (3 mo. Term SOFR + 8.65%), 09/30/2027	765,345	778,260
Materials - 1.8%
M2S Group Intermediate Holdings, Inc. First Lien, 9.05% (3 mo. Term SOFR + 4.75%), 08/22/2031	826,552	796,333
Real Estate and Rental and Leasing - 1.5%
Micromont, 8.00%, 11/15/2026	679,321	679,321
Retail Trade - 3.3%
Mountaineer Merger Corp., 11.55% (3 mo. Term SOFR + 7.00%), 10/22/2028	448,052	364,416
The Container Store, Inc., 9.26% (6 mo. Term SOFR + 5.00%), 07/30/2029	741,902	549,008
The Container Store, Inc. Exit Loan, 10.82% (1 mo. Term SOFR + 5.50%), 04/30/2029	578,845	523,855
		1,437,279
Utilities - 1.8%
Solaris Energy Infrastructure, 10.30% (3 mo. Term SOFR + 6.00%), 09/11/2029	808,000	803,960
TOTAL BANK LOANS (Cost $11,668,021)		11,501,004

The accompanying notes are an integral part of these financial statements.

10

CrossingBridge Responsible Credit Fund
Schedule of Investments
March 31, 2025 (Unaudited)(Continued)

		Par	Value
ASSET-BACKED SECURITIES - 2.6%
Transportation and Warehousing - 2.6%
Hawaiian Holdings, Inc., Series 2013-1, 3.90%, 01/15/2026		$1,169,466	$1,140,229
TOTAL ASSET-BACKED SECURITIES (Cost $1,136,331)			1,140,229
		Shares
PREFERRED STOCKS - 1.5%
Wholesale Trade - 1.5%
NGL Energy Partners LP, Series B, 11.76% (3 mo. Term SOFR + 7.47%), Perpetual		27,846	668,026
TOTAL PREFERRED STOCKS (Cost $512,089)			668,026
COMMON STOCKS - 0.6%
Manufacturing - 0.5%
RA Parent, Inc.(c)(f)		3	210,000
Retail Trade - 0.1%
The Container Store, Inc.(f)		20,607	51,518
TOTAL COMMON STOCKS (Cost $177,000)			261,518
		Par
U.S. TREASURY SECURITIES - 0.4%
United States Treasury Note, 3.50%, 09/30/2026		200,000	198,648
TOTAL U.S. TREASURY SECURITIES (Cost $198,357)			198,648
CONVERTIBLE BONDS - 0.4%
Information - 0.0%(g)
Go North Group AB, 0.00%, 12/31/2050(c)(h)	SEK	1,722,507(e)	0(e)
Professional, Scientific, and Technical Services - 0.4%
UpHealth, Inc., 13.41% (SOFR + 9.00%), 12/15/2025(a)		185,000	172,975
TOTAL CONVERTIBLE BONDS (Cost $160,205)			172,975

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.4%
Real Estate and Rental and Leasing - 0.4%
CTO Realty Growth, Inc.	7,859	$161,031
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $157,999)		161,031
	Contracts
WARRANTS - 0.0%(g)
Information - 0.0%(g)
Audacy Warrants, Expires 09/30/2029, Exercise Price $0.01(f)	1,434	17,208
TOTAL WARRANTS (Cost $40,641)		17,208
	Par
SHORT-TERM INVESTMENTS - 12.0%
Commercial Paper - 5.2%
Health Care and Social Assistance - 1.6%
Dentsly Sirona, Inc., 4.89%, 04/10/2025(h)	$712,000	711,002
Information - 2.1%
Crown Castle International Corp., 4.96%, 04/29/2025(h)	932,000	928,333
Technology - 1.5%
Telus Corporation, 5.07%, 05/21/2025(h)	631,000	626,895
		2,266,230
	Shares
Money Market Funds - 6.8%
First American Government Obligations Fund - Class X, 4.27%(i)	958,705	958,705
First American Treasury Obligations Fund - Class X, 4.26%(i)	2,043,098	2,043,098
		3,001,803
TOTAL SHORT-TERM INVESTMENTS (Cost $5,267,980)		5,268,033
TOTAL INVESTMENTS - 104.3% (Cost $46,896,437)		$45,938,953
Liabilities in Excess of Other Assets - (4.3)%		(1,887,975)
TOTAL NET ASSETS - 100.0%		$44,050,978

The accompanying notes are an integral part of these financial statements.

11

CrossingBridge Responsible Credit Fund
Schedule of Investments
March 31, 2025 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
Par amount is in USD unless otherwise indicated.
EURIBOR - Euro Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
PIK - Payment in Kind
SOFR - Secured Overnight Financing Rate
EUR - Euro
NOK - Norwegian Krone
SEK - Swedish Krona
USD - United States Dollar
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2025, the value of these securities total $13,511,892 or 30.7% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of March 31, 2025.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $361,505 or 0.8% of net assets as of March 31, 2025.

(d)	Security in default.
(e)	Rounds to zero.
(f)	Non-income producing security.
(g)	Represents less than 0.05% of net assets.
(h)	The rate shown is the annualized effective yield as of March 31, 2025.
(i)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

12

CrossingBridge Responsible Credit Fund
Schedule of Forward Currency Contracts
March 31, 2025 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
U.S. Bancorp Investments, Inc.	04/15/2025	USD	2,938,595	EUR	2,694,000	$ 23,242
U.S. Bancorp Investments, Inc.	04/15/2025	USD	1,090,922	NOK	11,540,000	(5,974)
U.S. Bancorp Investments, Inc.	04/15/2025	USD	3,199,054	SEK	32,190,000	(6,271)
Net Unrealized Appreciation (Depreciation)						$ 10,997

EUR - Euro
NOK - Norwegian Krone
SEK - Swedish Krona
USD - United States Dollar
The accompanying notes are an integral part of these financial statements.

13

CROSSINGBRIDGE ULTRA-SHORT DURATION FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

		Par	Value
CORPORATE BONDS - 73.6%
Accommodation and Food Services - 3.1%
GrubHub Holdings, Inc., 5.50%, 07/01/2027(a)		$2,020,000	$1,862,414
Sizzling Platter LLC, 8.50%, 11/28/2025(a)		6,948,000	6,960,152
			8,822,566
Construction - 0.9%
Lennar Corp., 4.75%, 05/30/2025		2,475,000	2,474,568
Consumer Staples - 1.3%
Salmar ASA, 5.72% (Norway Interbank Offered Rate Fixing 3 Month + 1.15%), 01/30/2030	NOK	40,000,000	3,803,971
Energy - 0.5%
Golar LNG Ltd., 7.00%, 10/20/2025(a)		1,317,000	1,326,466
Finance and Insurance - 10.3%
BGC Group, Inc., 4.38%, 12/15/2025		3,233,000	3,219,258
Ford Motor Credit Co. LLC
4.69%, 06/09/2025		5,675,000	5,667,416
5.13%, 06/16/2025		250,000	249,839
4.13%, 08/04/2025		1,348,000	1,340,332
General Motors Financial Co., Inc.
3.80%, 04/07/2025		225,000	224,945
2.75%, 06/20/2025		5,127,000	5,102,906
GlaxoSmithKline Capital PLC, 4.32%, 03/12/2027		1,000,000	1,003,241
Glencore Funding LLC, 4.00%, 04/16/2025(a)		1,550,000	1,549,568
Icahn Enterprises LP, 6.25%, 05/15/2026		7,847,000	7,801,319
Novedo Holding AB, 9.36% (3 Month Stockholm Interbank Offered Rates + 7.00%), 09/23/2027	SEK	31,250,000	3,140,789
			29,299,613
Health Care - 0.1%
Viatris, Inc., 1.65%, 06/22/2025		363,000	360,134
Health Care and Social Assistance - 2.1%
HCA, Inc.
5.25%, 04/15/2025		2,779,000	2,779,188
7.69%, 06/15/2025		3,223,000	3,239,291
			6,018,479
Information - 5.7%
Calligo UK Ltd., 9.36% (includes 10.90% PIK) (3 mo. EURIBOR + 7.00%), 12/29/2028	EUR	443,831	131,977
Discovery Communications LLC, 3.95%, 06/15/2025		410,000	409,150

		Par	Value
Fox Corp., 3.05%, 04/07/2025		$1,162,000	$1,161,793
Hewlett Packard Enterprise Co., 4.90%, 10/15/2025(b)		6,495,000	6,500,232
PayPal Holdings, Inc., 1.65%, 06/01/2025		482,000	480,091
Sprint LLC, 7.63%, 03/01/2026		5,451,000	5,538,340
T-Mobile USA, Inc., 3.50%, 04/15/2025		1,851,000	1,850,037
			16,071,620
Manufacturing - 25.0%
Bausch Health Cos., Inc., 5.50%, 11/01/2025(a)		5,349,000	5,346,994
Berry Global, Inc., 1.57%, 01/15/2026		3,364,000	3,279,072
Cannabist Co. Holdings, Inc., 9.50%, 02/03/2026		2,016,000	1,113,723
Constellation Brands, Inc., 5.00%, 02/02/2026		5,259,000	5,256,517
Elkem ASA, 6.03% (Norway Interbank Offered Rate Fixing 3 Month + 1.55%), 08/31/2028	NOK	25,000,000	2,389,061
Flex Ltd., 4.75%, 06/15/2025		1,700,000	1,698,855
GE HealthCare Technologies, Inc., 5.60%, 11/15/2025		3,271,000	3,286,262
General Motors Co., 4.00%, 04/01/2025		4,260,000	4,260,000
International Flavors & Fragrances, Inc., 1.23%, 10/01/2025(a)		3,000,000	2,945,147
Jabil, Inc., 1.70%, 04/15/2026		5,200,000	5,050,677
LYB International Finance III LLC, 1.25%, 10/01/2025		709,000	696,696
Mars, Inc., 4.45%, 03/01/2027(a)		2,000,000	2,003,615
Microchip Technology, Inc., 4.25%, 09/01/2025		4,180,000	4,175,057
NetApp, Inc., 1.88%, 06/22/2025		2,400,000	2,384,441
NXP BV, 2.70%, 05/01/2025		2,158,000	2,154,213
Otis Worldwide Corp., 2.06%, 04/05/2025		5,527,000	5,523,935
Reynolds American, Inc., 4.45%, 06/12/2025		1,249,000	1,247,439
Sonoco Products Co., 4.45%, 09/01/2026		1,000,000	996,949
Stanley Black & Decker, Inc., 6.27%, 03/06/2026		1,916,000	1,916,435
Tapestry, Inc., 4.25%, 04/01/2025		6,838,000	6,838,000
Trane Technologies Co. LLC, 6.48%, 06/01/2025		2,298,000	2,301,811
Western Digital Corp., 4.75%, 02/15/2026		5,366,000	5,338,599
Whirlpool Corp., 3.70%, 05/01/2025		500,000	499,471
			70,702,969

The accompanying notes are an integral part of these financial statements.

14

CROSSINGBRIDGE ULTRA-SHORT DURATION FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Mining, Quarrying, and Oil and Gas Extraction - 2.6%
CrownRock LP, 5.00%, 05/01/2029(a)	$7,090,000	$7,204,539
Mime Petroleum AS, 9.75%, 09/17/2026	247,252	247,538
		7,452,077
Other Services (except Public Administration) - 1.0%
WASH Multifamily Acquisition, Inc., 5.75%, 04/15/2026(a)	2,790,000	2,766,740
Professional, Scientific, and Technical Services - 7.4%
Getty Images, Inc., 9.75%, 03/01/2027(a)	4,895,000	4,907,659
Infor LLC, 1.75%, 07/15/2025(a)	6,662,000	6,595,132
Oracle Corp., 5.15% (SOFR + 0.76%), 08/03/2028	1,000,000	1,003,372
VeriSign, Inc., 5.25%, 04/01/2025	2,080,000	2,080,000
Viridien, 8.75%, 04/01/2027(a)	1,779,000	1,817,925
VMware LLC, 1.40%, 08/15/2026	4,692,000	4,493,447
		20,897,535
Real Estate and Rental and Leasing - 3.8%
American Tower Corp., 4.00%, 06/01/2025	2,049,000	2,046,093
Crown Castle, Inc., 1.35%, 07/15/2025	4,124,000	4,086,890
Penske Truck Leasing Co. LP, 4.00%, 07/15/2025(a)	2,195,000	2,189,954
ReadyCap Holdings LLC, 9.38%, 03/01/2028(a)	2,462,000	2,441,121
		10,764,058
Retail Trade - 1.5%
AutoNation, Inc., 4.50%, 10/01/2025	2,854,000	2,849,520
Dollar Tree, Inc., 4.00%, 05/15/2025	1,432,000	1,430,237
		4,279,757
Transportation and Warehousing - 3.2%
Delta Air Lines, Inc., 7.00%, 05/01/2025(a)	7,095,000	7,104,754
Uber Technologies, Inc., 7.50%, 09/15/2027(a)	2,001,000	2,027,451
		9,132,205
Utilities - 1.9%
ONEOK, Inc., 2.20%, 09/15/2025	1,749,000	1,729,112
Vistra Operations Co. LLC, 5.13%, 05/13/2025(a)	3,661,000	3,664,743
		5,393,855

	Par	Value
Wholesale Trade - 3.2%
Arrow Electronics, Inc., 4.00%, 04/01/2025	$5,000,000	$5,000,000
CDW LLC, 4.13%, 05/01/2025	4,049,000	4,052,825
		9,052,825
TOTAL CORPORATE BONDS (Cost $209,446,984)		208,619,438
ASSET-BACKED SECURITIES - 6.1%
Asset Backed Securities - 0.4%
FNA Trust, Series 2025-1, Class A, 5.62%, 03/15/2045(a)(c)	1,000,000	1,000,000
Consumer Discretionary - 1.7%
American Airlines Group, Inc., Series 2013-1, 3.95%, 11/15/2025	4,970,849	4,938,349
Finance and Insurance - 2.2%
Alterna Funding LLC, Series 2024-1A, Class A, 6.26%, 05/16/2039(a)	1,701,301	1,716,332
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.22%, 04/25/2047(a)	2,741,670	2,536,981
HTS Fund LLC, Series 2021-1, Class A, 1.41%, 08/25/2036(a)	1,329,108	1,175,701
LendingPoint Asset Securitization Trust, Series 2022-B, Class A, 4.77%, 10/15/2029(a)	7,376	7,377
RAM LLC, Series 2024-1, Class A, 6.67%, 02/15/2039(a)	782,857	788,323
		6,224,714
Transportation and Warehousing - 1.6%
Hawaiian Holdings, Inc., Series 2013-1, 3.90%, 01/15/2026	4,554,762	4,440,893
Wholesale Trade - 0.2%
PVOne LLC, Series 2023-1A, Class A, 7.25%, 07/16/2035(a)	660,974	661,023
TOTAL ASSET-BACKED SECURITIES (Cost $17,238,794)		17,264,979
MORTGAGE-BACKED SECURITIES - 5.3%
Finance and Insurance - 5.3%
Banc of America Re-Remic Trust, Series 2022-DKLX, Class C, 6.47% (1 mo. Term SOFR + 2.15%), 01/15/2039(a)	1,813,812	1,797,996
BX Trust
Series 2021-SOAR, Class A, 5.10% (1 mo. Term SOFR + 0.78%), 06/15/2038(a)	2,191,845	2,184,324
Series 2021-SOAR, Class B, 5.30% (1 mo. Term SOFR + 0.98%), 06/15/2038(a)	1,152,033	1,147,444

The accompanying notes are an integral part of these financial statements.

15

CROSSINGBRIDGE ULTRA-SHORT DURATION FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)(Continued)

		Par	Value
MORTGAGE-BACKED SECURITIES - (Continued)
Finance and Insurance - (Continued)
Series 2021-VINO, Class A, 5.09% (1 mo. Term SOFR + 0.77%), 05/15/2038(a)		$277,277	$276,626
Series 2021-VOLT, Class B, 5.38% (1 mo. Term SOFR + 1.06%), 09/15/2036(a)		1,725,000	1,708,802
Series 2024-KING, Class A, 5.86% (1 mo. Term SOFR + 1.54%), 05/15/2034(a)		2,187,206	2,184,963
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class A, 5.69% (1 mo. Term SOFR + 1.37%), 12/15/2037(a)		700,000	699,106
Series 2019-LIFE, Class B, 5.87% (1 mo. Term SOFR + 1.55%), 12/15/2037(a)		720,000	719,132
JP Morgan Chase Commercial Mortgage Securities, Series 2021-MHC, Class A, 5.48% (1 mo. Term SOFR + 1.16%), 04/15/2038(a)		2,053,261	2,050,103
Merit, Series 2022-MHIL, Class A, 5.13% (1 mo. Term SOFR + 0.81%), 01/15/2039(a)		2,227,984	2,215,169
TOTAL MORTGAGE-BACKED SECURITIES (Cost $14,969,977)			14,983,665
BANK LOANS - 4.6%
Communications - 1.6%
Clear Channel International Tranche First Lien, 7.50%, 04/01/2027		4,491,000	4,502,227
Professional, Scientific, and Technical Services - 0.7%
Getty Images, Inc., 11.25%, 02/12/2030	EUR	2,000,000	2,054,476
Real Estate and Rental and Leasing - 2.3%
Chicago Atlantic Real Estate Finance Term Loan, 9.00%, 10/17/2028		4,356,000	4,290,660
Micromont, 8.00%, 11/15/2026		2,173,827	2,173,827
			6,464,487
TOTAL BANK LOANS (Cost $12,904,272)			13,021,190

	Par	Value
CONVERTIBLE BONDS - 2.6%
Information - 2.6%
Akamai Technologies, Inc., 0.13%, 05/01/2025	$6,605,000	$6,591,790
Leafly Holdings, Inc., 8.00%, 07/01/2025(d)	953,000	810,050
TOTAL CONVERTIBLE BONDS (Cost $7,531,785)		7,401,840
MUNICIPAL BONDS - 1.5%
Missouri - 0.4%
City of Kansas City, MO, 4.40%, 03/01/2028(e)	1,130,000	1,130,000
New York - 1.1%
New York State Dormitory Authority, 5.95%, 05/01/2035 (Obligor: Pace University)(e)	3,055,000	3,055,000
TOTAL MUNICIPAL BONDS (Cost $4,185,000)		4,185,000
U.S. TREASURY SECURITIES - 0.3%
United States Treasury Note, 3.50%, 09/30/2026	845,000	839,290
TOTAL U.S. TREASURY SECURITIES (Cost $838,057)		839,290
	Contracts
WARRANTS - 0.0%(f)
Information - 0.0%(f)
Leafly Holdings, Inc., Expires 11/07/2026, Exercise Price $11.50(g)	5,553	38
TOTAL WARRANTS (Cost $0)		38
	Par
SHORT-TERM INVESTMENTS - 5.8%
Commercial Paper - 3.2%
Consumer Discretionary - 1.8%
Whirlpool Corp., 4.71%, 04/10/2025(h)	$5,189,000	5,181,802
Technology - 1.4%
Telus Corporation, 5.15%, 05/21/2025(h)	4,071,000	4,044,517
Total Commercial Paper		9,226,319

The accompanying notes are an integral part of these financial statements.

16

CROSSINGBRIDGE ULTRA-SHORT DURATION FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)(Continued)

	Shares	Value
Money Market Funds - 2.6%
First American Treasury Obligations Fund - Class X, 4.26%(i)	7,360,269	$7,360,269
Total Money Market Funds		7,360,269
TOTAL SHORT-TERM INVESTMENTS (Cost $16,585,326)		16,586,588
TOTAL INVESTMENTS - 99.8% (Cost $283,700,195)		$282,902,028
Other Assets in Excess of Liabilities - 0.2%		426,836
TOTAL NET ASSETS - 100.0%		$283,328,864

Percentages are stated as a percent of net assets.
Par amount is in USD unless otherwise indicated.
AB - Aktiebolag
ASA - Advanced Subscription Agreement
EURIBOR - Euro Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
PIK - Payment in Kind
PLC - Public Limited Company
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate
EUR - Euro
NOK - Norwegian Krone
SEK - Swedish Krona
USD - United States Dollar
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2025, the value of these securities total $85,583,775 or 30.2% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of March 31, 2025.
(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2025.

(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $810,050 or 0.3% of net assets as of March 31, 2025.

(e)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of March 31, 2025.

(f)	Represents less than 0.05% of net assets.
(g)	Non-income producing security.
(h)	The rate shown is the annualized effective yield as of March 31, 2025.
(i)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

17

CrossingBridge Ultra-Short Duration Fund
Schedule of Forward Currency Contracts
March 31, 2025 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
U.S. Bancorp Investments, Inc.	04/15/2025	USD	2,211,867	EUR	2,025,000	$20,482
U.S. Bancorp Investments, Inc.	04/15/2025	USD	6,143,539	NOK	65,425,000	(75,216)
U.S. Bancorp Investments, Inc.	04/15/2025	USD	3,170,234	SEK	31,900,000	(6,214)
Net Unrealized Appreciation (Depreciation)						$(60,948)

EUR - Euro
NOK - Norwegian Krone
SEK - Swedish Krona
USD - United States Dollar
The accompanying notes are an integral part of these financial statements.

18

CROSSINGBRIDGE PRE-MERGER SPAC ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Shares	Value
SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) - 98.1%
Archimedes Tech SPAC Partners II Co.(a)	100,000	$1,009,000
Bayview Acquisition Corp. - Class A(a)	99,909	1,090,007
Bukit Jalil Global Acquisition 1 Ltd.(a)(b)	124,181	1,404,487
byNordic Acquisition Corp.(a)	50,000	577,250
CO2 Energy Transition Corp.(a)	150,000	1,488,000
Columbus Acquisition Corp.(a)	100,000	1,015,000
Drugs Made In America Acquisition Corp.(a)	50,000	501,000
Dynamix Corp.(a)	75,000	746,250
Embrace Change Acquisition Corp.(a)	50,000	598,000
Fifth Era Acquisition Corp. I(a)	45,000	453,150
Four Leaf Acquisition Corp. - Class A(a)	130,225	1,474,147
Future Vision II Acquisition Corp.(a)	50,000	509,500
Global Lights Acquisition Corp.(a)	125,000	1,356,250
IB Acquisition Corp.(a)	143,220	1,475,166
Integrated Wellness Acquisition Corp. - Class A(a)	58,864	704,896
Iron Horse Acquisitions Corp.(a)	142,868	1,498,685
Jackson Acquisition Co. II - Class A(a)	100,000	1,007,000
Mercer Park Opportunities Corp.(a)	150,000	1,500,000
Mountain Lake Acquisition Corp. - Class A(a)	27,521	276,724
NewHold Investment Corp. III(a)	45,000	454,050
Patria Latin American Opportunity Acquisition Corp.(a)	218,796	2,592,733
Pyrophyte Acquisition Corp. - Class A(a)	223,501	2,635,077
Quartzsea Acquisition Corp.(a)	70,000	707,000
Quetta Acquisition Corp.(a)	84,000	897,960
Range Capital Acquisition Corp.(a)	125,000	1,256,250
RF Acquisition Corp. II(a)	50,000	520,000
TLGY Acquisition Corp. - Class A(a)	63,073	758,768
Translational Development Acquisition Corp.(a)	85,000	856,800
UY Scuti Acquisition Corp.(a)	50,000	503,000
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) (Cost $28,873,203)		29,866,150
RIGHTS - 1.4%
Administrative and Support and Waste Management and Remediation Services - 0.2%
Cayson Acquisition Corp., Expires 06/24/2026, Exercise Price $10.00(a)	175,000	52,071
Drugs Made In America Acquisition Corp., Expires 10/15/2029, Exercise Price $0.00(a)	50,000	6,500
Mountain Lake Acquisition Corp., Expires 11/15/2028, Exercise Price $10.00(a)	27,521	4,818
		63,389

	Shares	Value
Finance and Insurance - 1.0%
Black Hawk Acquisition Corp., Expires 06/20/2025, Exercise Price $10.00(a)	17,000	$25,500
Charlton Aria Acquisition Corp., Expires 12/31/2026, Exercise Price $10.00(a)	200,000	40,000
CO2 Energy Transition Corp., Expires 10/15/2028, Exercise Price $0.00(a)	150,000	45,000
Eureka Acquisition Corp., Expires 01/03/2026, Exercise Price $10.00(a)	125,000	32,625
Future Vision II Acquisition Corp., Expires 06/29/2029, Exercise Price $10.00(a)	50,000	8,127
GSR III Acquisition Corp., Expires 01/02/2026, Exercise Price $1.00(a)	28,571	41,999
Jackson Acquisition Co. II, Expires 02/27/2026, Exercise Price $10.00(a)	150,000	37,500
JVSPAC Acquisition Corp., Expires 11/26/2026, Exercise Price $10.00(a)	93,830	26,906
Mercer Park Opportunities Corp., Expires 12/31/2025, Exercise Price $10.00(a)	150,000	7,500
RF Acquisition Corp. II, Expires 05/01/2026, Exercise Price $0.00(a)	50,000	4,000
Tavia Acquisition Corp., Expires 11/26/2029, Exercise Price $10.00(a)	200,000	30,010
		299,167
Manufacturing - 0.1%
Range Capital Acquisition Corp., Expires 06/23/2026, Exercise Price $10.00(a)	125,000	27,812
Professional, Scientific, and Technical Services - 0.1%
DT Cloud Star Acquisition Corp., Expires 07/09/2029, Exercise Price $10.00(a)	250,000	41,250
TOTAL RIGHTS (Cost $326,697)		431,618
	Contracts
WARRANTS - 0.3%
Finance and Insurance - 0.2%
AA Mission Acquisition Corp., Expires 08/01/2030, Exercise Price $11.50(a)	125,000	8,312
CO2 Energy Transition Corp., Expires 08/17/2028, Exercise Price $11.50(a)	150,000	16,875
Iron Horse Acquisitions Corp., Expires 02/16/2029, Exercise Price $11.50(a)	50,000	1,750
Legato Merger Corp. III, Expires 03/28/2029, Exercise Price $11.50(a)	122,990	27,476
M3-Brigade Acquisition V Corp., Expires 09/23/2030, Exercise Price $11.50(a)	22,457	6,513
Mercer Park Opportunities Corp., Expires 08/29/2029, Exercise Price $11.50(a)	150,000	8,250
SMX Security Matters PLC, Expires 03/07/2028, Exercise Price $540,787.50(a)	425	13
		69,189

The accompanying notes are an integral part of these financial statements.

19

CROSSINGBRIDGE PRE-MERGER SPAC ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)(Continued)

	Contracts	Value
WARRANTS - (Continued)
Management of Companies and Enterprises - 0.1%
Graf Global Corp., Expires 08/07/2029, Exercise Price $11.50(a)	75,000	$13,500
Translational Development Acquisition Corp., Expires 02/13/2030, Exercise Price $11.50(a)	42,500	6,638
		20,138
Real Estate and Rental and Leasing - 0.0%(c)
Lionheart Holdings, Expires 08/09/2029, Exercise Price $11.50(a)	50,000	6,006
TOTAL WARRANTS (Cost $76,292)		95,333
	Shares
SHORT-TERM INVESTMENTS - 1.9%
Money Market Funds - 1.9%
First American Treasury Obligations Fund - Class X, 4.26%(d)	578,977	578,977
TOTAL SHORT-TERM INVESTMENTS (Cost $578,977)		578,977
TOTAL INVESTMENTS - 101.7% (Cost $29,855,169)		$30,972,078
Liabilities in Excess of Other Assets - (1.7)%		(519,050)
TOTAL NET ASSETS - 100.0%		$30,453,028

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $1,404,487 or 4.6% of net assets as of March 31, 2025.

(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

20

RIVERPARK STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

		Par	Value
CORPORATE BONDS - 38.5%
Accommodation and Food Services - 1.6%
GrubHub Holdings, Inc., 5.50%, 07/01/2027(a)		$10,123,000	$9,333,276
Communications - 0.2%
Inteno Group AB, 9.99% (3 mo. EURIBOR + 7.50%), 09/06/2026	EUR	1,400,000	1,112,661
Construction - 0.4%
Five Point Operating Co. LP, 10.50%, 01/15/2028(a)(b)		2,427,790	2,485,885
Consumer Discretionary - 0.8%
3T Global Holdco Ltd., 11.25%, 05/22/2028		2,125,000	2,140,938
Amwood AB, 8.66% (3 Month Stockholm Interbank Offered Rates + 6.25%), 10/25/2027	SEK	26,250,000	2,627,794
			4,768,732
Consumer Staples - 0.5%
Greenfood AB, 9.31% (3 Month Stockholm Interbank Offered Rates + 7.00%), 11/13/2028	SEK	32,500,000	3,253,389
Finance and Insurance - 5.4%
Esmaeilzadeh Holding AB, 9.91% (3 Month Stockholm Interbank Offered Rates + 7.50%), 04/28/2025	SEK	33,750,000	3,147,757
Genworth Holdings, Inc., 6.59% (3 mo. Term SOFR + 2.26%), 11/15/2036		2,531,000	2,069,229
Icahn Enterprises LP
6.25%, 05/15/2026		1,150,000	1,143,305
5.25%, 05/15/2027		11,050,000	10,518,028
Mutares SE & Co. KGaA, 10.86% (3 mo. EURIBOR + 8.50%), 03/31/2027	EUR	847,000	925,966
Stockwik Forvaltning AB, 10.32% (3 Month Stockholm Interbank Offered Rates + 8.00%), 03/20/2026	SEK	40,000,000	4,041,664
StoneX Group, Inc., 7.88%, 03/01/2031(a)		10,324,000	10,759,208
			32,605,157
Industrials - 2.7%
Bonheur ASA, 7.00% (Norway Interbank Offered Rate Fixing 3 Month + 2.35%), 10/09/2029(a)	NOK	28,500,000	2,712,204
Mangrove Luxco III Sarl, 7.79% (3 mo. EURIBOR + 5.00%), 07/15/2029(a)	EUR	10,570,000	11,565,784

		Par	Value
SLR Group GmbH, 9.79% (3 mo. EURIBOR + 7.00%), 10/09/2027	EUR	1,865,000	$1,961,173
			16,239,161
Information - 3.6%
Azerion Group NV, 9.09% (3 mo. EURIBOR + 6.75%), 10/02/2026	EUR	8,919,000	9,644,143
Go North Group AB,
0.00%, 02/09/2026		337,495	70,274
10.15% (includes 10.89% PIK) (SOFR + 5.76%), 02/09/2026		3,570,942	2,142,565
15.00% (includes 15.00% PIK), 02/09/2027		2,034,691	122,081
15.00% (includes 15.00% PIK), 02/02/2028(c)(d)	SEK	2,760,587(e)	0(e)
Impala BondCo PLC, 12.00% (3 Month STIBOR + 9.00%), 10/30/2027	SEK	10,140,284	675,898
Ziff Davis, Inc., 4.63%, 10/15/2030(a)		10,119,000	9,177,663
			21,832,624
Manufacturing - 13.2%
Bausch Health Cos., Inc., 5.50%, 11/01/2025(a)		11,214,000	11,209,795
Builders FirstSource, Inc., 4.25%, 02/01/2032(a)		12,500,000	11,186,496
Cannabist Co. Holdings, Inc., 9.50%, 02/03/2026		5,068,000	2,799,776
Crocs, Inc., 4.13%, 08/15/2031(a)		12,899,000	11,386,120
Forum Energy Technologies, Inc., 10.50%, 11/07/2029		18,900,000	19,942,889
GE HealthCare Technologies, Inc., 4.80%, 08/14/2029		1,633,000	1,637,060
Phinia, Inc., 6.75%, 04/15/2029(a)		10,254,000	10,396,951
Secop Group Holding GmbH, 10.76% (3 mo. EURIBOR + 8.40%), 12/29/2026	EUR	1,443,000	1,614,233
Tapestry, Inc., 4.25%, 04/01/2025		3,534,000	3,534,000
Trulieve Cannabis Corp., 8.00%, 10/06/2026		5,308,000	5,218,958
			78,926,278
Materials - 0.6%
Norske Skog ASA, 9.03% (Norway Interbank Offered Rate Fixing 3 Month + 4.50%), 06/25/2029	NOK	39,100,000	3,549,241

The accompanying notes are an integral part of these financial statements.

21

RIVERPARK STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Mining, Quarrying, and Oil and Gas Extraction - 0.8%
Aris Water Holdings LLC, 7.63%, 04/01/2026(a)		$4,029,000	$4,029,000
Mime Petroleum AS, 9.75%, 09/17/2026		523,445	524,051
Tacora Resources, Inc., 13.00%, 12/31/2025(a)(c)		2,381,851	476,370
			5,029,421
Professional, Scientific, and Technical Services - 2.4%
Getty Images, Inc., 9.75%, 03/01/2027(a)		5,504,000	5,518,234
Go Daddy Operating Co. LLC, 5.25%, 12/01/2027(a)		8,632,000	8,566,902
			14,085,136
Real Estate and Rental and Leasing - 0.3%
Forestar Group, Inc., 6.50%, 03/15/2033(a)		2,000,000	1,959,985
Retail Trade - 0.9%
Superior Plus LP, 4.50%, 03/15/2029(a)		6,045,000	5,584,066
Technology - 2.3%
Hawk Infinity Software AS, 11.12% (Norway Interbank Offered Rate Fixing 3 Month + 6.50%), 10/15/2029(a)	NOK	30,700,000	2,924,163
Platform Group AG, 8.88%, 07/11/2028	EUR	9,586,000	10,624,507
			13,548,670
Transportation and Warehousing - 2.5%
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(a)		5,933,000	6,052,022
Uber Technologies, Inc., 7.50%, 09/15/2027(a)		662,000	670,751
XPO, Inc., 6.25%, 06/01/2028(a)		8,385,000	8,492,101
			15,214,874
Utilities - 0.3%
Hawaii Electric Light Company, 3.28%, 12/30/2040(c)		2,945,000	1,665,398
TOTAL CORPORATE BONDS (Cost $236,808,841)			231,193,954
BANK LOANS - 28.4%
Communications - 9.3%
Abe Investment Holdings, Inc. First Lien, 11.25% (Fixed Rate), 02/12/2030		8,769,000	8,736,116

	Par	Value
Cengage Learning, Inc. First Lien, 7.82% (1 mo. Term SOFR + 3.50%), 07/14/2026	$5,659,560	$5,621,471
Charter Communications Operating LLC First Lien, 6.55% (1 mo. Term SOFR + 2.25%), 11/22/2031	7,711,000	7,692,687
Clear Channel International Tranche First Lien, 7.50%, 04/01/2027	11,092,000	11,119,730
CMG Media Corp. First Lien, 7.90% (3 mo. Term SOFR + 3.50%), 06/18/2029	9,599,000	9,038,754
Magnite, Inc., 8.05% (1 mo. Term SOFR + 3.75%), 02/06/2031	10,730,152	10,676,502
TripAdvisor, Inc. First Lien, 7.05% (3 mo. Term SOFR + 2.75%), 07/01/2031	2,992,500	2,953,029
		55,838,289
Consumer Discretionary - 2.3%
Outerstuff LLC, 11.56% (3 mo. Term SOFR + 7.00%), 12/31/2027	13,895,625	13,936,200
Energy - 0.8%
HighPeak Energy, Inc., 11.95% (1 mo. Term SOFR + 7.50%), 09/30/2026	4,802,895	4,880,942
Finance and Insurance - 2.0%
Tegra118 Wealth Solutions, Inc., 8.52% (3 mo. Term SOFR + 4.00%), 02/18/2027	12,157,481	12,111,890
Industrials - 0.4%
Trulite Glass & Aluminum Solutions LLC, 10.59% (1 mo. Term SOFR + 6.00%), 02/15/2030	2,124,281	2,108,349
Information - 0.6%
Audacy Capital LLC, 10.44% (1 mo. Term SOFR + 6.00%), 09/30/2029	1,194,674	1,033,990
Audacy Capital LLC Exit Loan, 11.44% (1 mo. Term SOFR + 7.00%), 09/30/2028	2,276,401	2,287,784
		3,321,774
Manufacturing - 1.7%
Champ Acquisition, 8.80% (3 mo. Term SOFR + 4.50%), 11/08/2031	10,000,000	10,070,800
Elevate Textiles, Inc., 12.96% (3 mo. Term SOFR + 8.65%), 09/30/2027	191,924	195,163
		10,265,963

The accompanying notes are an integral part of these financial statements.

22

RIVERPARK STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)(Continued)

		Par	Value
Bank Loans - (Continued)
Materials - 4.3%
M2S Group Intermediate Holdings, Inc. First Lien, 9.05% (3 mo. Term SOFR + 4.75%), 08/22/2031		$10,985,517	$10,583,887
TPC Group, Inc., 9.95% (3 mo. Term SOFR + 5.75%), 11/24/2031		15,614,000	15,379,790
			25,963,677
Professional, Scientific, and Technical Services - 1.5%
CCIT Holdings AS, 10.00%, 02/28/2029(c)	EUR	2,250,000	2,396,438
GemmaCert Ltd., 0.00%, 12/31/2025(c)(d)(k)		500,965(e)	0(e)
Inotiv, Inc. First Lien, 10.94% (3 mo. Term SOFR + 6.75%), 09/22/2026		7,740,185	6,762,986
			9,159,424
Retail Trade - 1.7%
Mountaineer Merger Corp., 11.55% (3 mo. Term SOFR + 7.00%), 10/22/2028		5,370,412	4,367,944
The Container Store, Inc., 9.26% (6 mo. Term SOFR + 5.00%), 07/30/2029		2,405,363	1,779,968
The Container Store, Inc. Exit Loan, 10.82% (1 mo. Term SOFR + 5.50%), 04/30/2029		4,668,795	4,225,259
			10,373,171
Utilities - 1.7%
Solaris Energy Infrastructure, 10.30% (3 mo. Term SOFR + 6.00%), 09/11/2029		9,917,000	9,867,415
Wholesale Trade - 2.1%
TMC Buyer (Terra Millennium)
0.00%, 10/25/2030		833,333	836,458
9.29% (3. mo Term SOFR + 5.00%), 10/27/2030		9,166,667	9,201,042
United Natural Foods, Inc. First Lien, 9.07% (1 mo. Term SOFR + 4.75%), 10/22/2025		2,699,600	2,738,407
			12,775,907
TOTAL BANK LOANS (Cost $171,830,147)			170,603,001
CONVERTIBLE BONDS - 6.8%
Administrative and Support and Waste Management and Remediation Services - 0.7%
Match Group Financeco 2, Inc., 0.88%, 06/15/2026(a)		4,428,000	4,254,041

		Par	Value
Communications - 2.3%
Just Eat Takeaway.com NV, 0.63%, 02/09/2028	EUR	13,300,000	$13,984,338
Finance and Insurance - 0.4%
Novedo Holding AB, 12.00% (includes 12.00% PIK), 09/18/2028	SEK	22,500,000	2,148,869
Information - 3.3%
Akamai Technologies, Inc., 0.13%, 05/01/2025		14,026,000	13,997,948
BuzzFeed, Inc., 8.50%, 12/03/2026(a)		1,124,000	1,084,660
Go North Group AB, 0.00%, 12/31/2050(c)(f)	SEK	18,653,577(e)	0(e)
Leafly Holdings, Inc., 8.00%, 07/01/2025(c)		3,643,000	3,096,550
Porch Group, Inc., 6.75%, 10/01/2028(a)		1,653,000	1,467,037
			19,646,195
Professional, Scientific, and Technical Services - 0.1%
UpHealth, Inc., 13.41% (SOFR + 9.00%), 12/15/2025(a)		627,000	586,245
TOTAL CONVERTIBLE BONDS (Cost $39,522,515)			40,619,688
MORTGAGE-BACKED SECURITIES - 3.4%
Finance and Insurance - 3.4%
BX Trust
Series 2021-VOLT, Class B, 5.38% (1 mo. Term SOFR + 1.06%), 09/15/2036(a)		2,885,000	2,857,909
Series 2021-VOLT, Class C, 5.53% (1 mo. Term SOFR + 1.21%), 09/15/2036(a)		2,300,000	2,272,899
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class A, 5.69% (1 mo. Term SOFR + 1.37%), 12/15/2037(a)		3,325,000	3,320,753
JP Morgan Chase Commercial Mortgage Securities
Series 2021-MHC, Class A, 5.48% (1 mo. Term SOFR + 1.16%), 04/15/2038(a)		3,874,077	3,868,120
Series 2021-MHC, Class B, 5.73% (1 mo. Term SOFR + 1.41%), 04/15/2038(a)		970,000	968,568
Merit
Series 2021-STOR, Class A, 5.13% (1 mo. Term SOFR + 0.81%), 07/15/2038(a)		1,915,000	1,903,803

The accompanying notes are an integral part of these financial statements.

23

RIVERPARK STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)(Continued)

	Par	Value
MORTGAGE-BACKED SECURITIES - (Continued)
Finance and Insurance - (Continued)
Series 2022-MHIL, Class A, 5.13% (1 mo. Term SOFR + 0.81%), 01/15/2039(a)	$5,428,661	$5,397,435
TOTAL MORTGAGE-BACKED SECURITIES (Cost $20,523,062)		20,589,487
U.S. TREASURY SECURITIES - 3.4%
United States Treasury Note, 3.50%, 09/30/2026	2,695,000	2,676,787
United States Treasury Note/Bond, 4.38%, 07/31/2026	17,809,000	17,896,306
TOTAL U.S. TREASURY SECURITIES (Cost $20,569,078)		20,573,093
	Shares
SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) - 2.6%
AA Mission Acquisition Corp.(g)	100,000	1,183,500
Drugs Made In America Acquisition Corp.(g)	800,000	8,016,000
DT Cloud Star Acquisition Corp.(g)	125,000	1,338,125
K&F Growth Acquisition Corp. II(g)	475,300	4,783,895
Plum Acquisition Corp. III(g)	8,594	1,461
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) (Cost $14,904,235)		15,322,981
	Par
ASSET-BACKED SECURITIES - 1.9%
Transportation and Warehousing - 1.9%
Hawaiian Holdings, Inc., Series 2013-1, 3.90%, 01/15/2026	$11,633,518	11,342,680
TOTAL ASSET-BACKED SECURITIES (Cost $11,310,453)		11,342,680
	Shares
PREFERRED STOCKS - 1.7%
Finance and Insurance - 0.2%
Saratoga Investment Corp., Series 2027, 6.00%, 04/30/2027	40,765	994,666

	Shares	Value
Wholesale Trade - 1.5%
NGL Energy Partners LP, Series B, 11.76% (3 mo. Term SOFR + 7.47%), Perpetual	378,384	$9,077,432
TOTAL PREFERRED STOCKS (Cost $8,248,314)		10,072,098
COMMON STOCKS - 1.2%
Administrative and Support and Waste Management and Remediation Services - 0.0%(h)
Bitcoin Depot, Inc.(g)	95,495	144,197
Information - 0.1%
Audacy Capital Class A(g)(k)	7,239	86,868
Audacy Capital Class B(g)(k)	2,481	29,772
Warner Bros Discovery, Inc.(g)(i)	38,800	416,324
		532,964
Manufacturing - 1.1%
FLEX LNG Ltd.	35,007	804,811
Forum Energy Technologies, Inc.(g)	36,549	735,000
Prosomnus Equity(c)(g)(k)	1,385,560	1,669,046
RA Parent, Inc.(c)(g)	43	3,019,800
		6,228,657
Professional, Scientific, and Technical Services - 0.0%(h)
GemmaCert Ltd.(c)(g)	21,135(e)	0(e)
UpHealth, Inc.(g)	133,414(e)	0(e)
		0(e)
Retail Trade - 0.0%(h)
The Container Store(g)	81,776	204,440
TOTAL COMMON STOCKS (Cost $6,709,504)		7,110,258
REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.5%
Real Estate and Rental and Leasing - 0.5%
CTO Realty Growth, Inc.	122,111	2,502,054
Global Self Storage, Inc.	100,603	507,039
		3,009,093
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $2,941,121)		3,009,093

The accompanying notes are an integral part of these financial statements.

24

RIVERPARK STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)(Continued)

	Contracts	Value
WARRANTS - 0.0%(h)
Information - 0.0%(h)
Audacy Warrants, Expires 09/30/2029, Exercise Price $0.01(g)	19,401	$232,812
Leafly Holdings, Inc., Expires 11/07/2026, Exercise Price $11.50(g)	21,228	144
Total Information		232,956
Manufacturing - 0.0%(h)
McDermott International Ltd., Expires 06/30/2027, Exercise Price $1.25(c)(g)	258,269(e)	0(e)
McDermott International Ltd., Expires 06/30/2027, Exercise Price $1.25(c)(g)	286,965(e)	0(e)
Total Manufacturing		0
TOTAL WARRANTS (Cost $688,763)		232,956
	Shares
RIGHTS - 0.0%(h)
Administrative and Support and Waste Management and Remediation Services - 0.0%(h)
Drugs Made In America Acquisition Corp., Expires 10/15/2029, Exercise Price $0.00(g)	800,000	104,000
TOTAL RIGHTS (Cost $98,765)		104,000
	Par
SHORT-TERM INVESTMENTS - 13.3%
Commercial Paper - 6.9%
Consumer Discretionary - 3.2%
Leggett & Platt, Inc., 4.92%, 04/10/2025(f)	$7,630,000	7,620,393
Whirlpool Corp., 4.71%, 04/10/2025(f)	11,818,000	11,801,606
		19,421,999
Health Care and Social Assistance - 1.6%
Dentsply Sirona, Inc., 4.89%, 04/10/2025(f)	9,672,000	9,658,449
Information - 2.1%
Crown Castle International Corp., 4.96%, 04/29/2025(f)	12,697,000	12,647,040
Total Commercial Paper		41,727,488

	Shares	Value
Money Market Funds - 6.4%
First American Government Obligations Fund - Class X, 4.27%(j)	13,945,970	$13,945,970
First American Treasury Obligations Fund - Class X, 4.26%(j)	24,377,522	24,377,522
Total Money Market Funds		38,323,492
TOTAL SHORT-TERM INVESTMENTS (Cost $80,055,015)		80,050,980
TOTAL INVESTMENTS - 101.7% (Cost $614,209,813)		$610,824,269
Liabilities in Excess of Other Assets - (1.7)%		(10,489,868)
TOTAL NET ASSETS - 100.0%		$600,334,401

Percentages are stated as a percent of net assets.
Par amount is in USD unless otherwise indicated.
ASA - Advanced Subscription Agreement
EURIBOR - Euro Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
PIK - Payment in Kind
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
EUR - Euro
NOK - Norwegian Krone
SEK - Swedish Krona
USD - United States Dollar
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2025, the value of these securities total $153,797,520 or 25.6% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of March 31, 2025.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $12,323,601 or 2.0% of net assets as of March 31, 2025.

(d)	Security in default.
(e)	Rounds to zero.
(f)	The rate shown is the annualized effective yield as of March 31, 2025.
(g)	Non-income producing security.
(h)	Represents less than 0.05% of net assets.
(i)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(j)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(k)	Privately held.
The accompanying notes are an integral part of these financial statements.

25

RIVERPARK STRATEGIC INCOME FUND
SCHEDULE OF WRITTEN OPTIONS
March 31, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.1)%(a)(b)
Call Options - (0.0)%(c)
iShares iBoxx $ High Yield Corporate Bond ETF, Expiration: 05/16/2025; Exercise Price: $79.00	$(5,380,298)	(682)	$(29,326)
Warner Bros Discovery, Inc., Expiration: 04/17/2025; Exercise Price: $10.00	(416,324)	(388)	(33,756)
Total Call Options			(63,082)
Put Options - (0.1)%
iShares iBoxx $ High Yield Corporate Bond ETF, Expiration: 05/16/2025; Exercise Price: $78.00	(5,364,520)	(680)	(45,560)
Western Digital Corp., Expiration: 04/17/2025; Exercise Price: $70.00	(1,212,900)	(300)	(430,500)
Total Put Options			(476,060)
TOTAL WRITTEN OPTIONS (Premiums received $373,216)			$(539,142)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

26

RIVERPARK STRATEGIC INCOME FUND
SCHEDULE OF SECURITIES SOLD SHORT
March 31, 2025 (Unaudited)

	Par	Value
CORPORATE BONDS - (1.8)%
Information - (1.0)%
CCO Holdings LLC, 4.75%, 03/01/2030(a)	$(6,167,000)	$(5,722,035)
Retail Trade - (0.8)%
Advance Auto Parts, Inc., 5.95%, 03/09/2028	(5,000,000)	(5,061,392)
TOTAL CORPORATE BONDS (Proceeds $10,670,801)		(10,783,427)
TOTAL SECURITIES SOLD SHORT - (1.8)% (Proceeds $10,670,801)		$(10,783,427)

Percentages are stated as a percent of net assets.
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2025, the value of these securities total $5,722,035 or 1.0% of the Fund’s net assets.

The accompanying notes are an integral part of these financial statements.

27

RIVERPARK STRATEGIC INCOME FUND
SCHEDULE OF FORWARD CURRENCY CONTRACTS
March 31, 2025 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
U.S. Bancorp Investments, Inc.	04/15/2025	EUR	2,330,000	USD	2,524,905	$(3,459)
U.S. Bancorp Investments, Inc.	04/15/2025	USD	57,044,323	EUR	52,225,000	528,241
U.S. Bancorp Investments, Inc.	04/15/2025	USD	9,203,805	NOK	98,015,000	(112,683)
U.S. Bancorp Investments, Inc.	04/15/2025	USD	16,042,475	SEK	161,425,000	(31,445)
Net Unrealized Appreciation (Depreciation)						$380,654

EUR - Euro
NOK - Norwegian Krone
SEK - Swedish Krona
USD - United States Dollar
The accompanying notes are an integral part of these financial statements.

28

CROSSINGBRIDGE NORDIC HIGH INCOME BOND FUND
Schedule of Investments
March 31, 2025 (Unaudited)

		Par	Value
CORPORATE BONDS - 79.7%
Communications - 5.1%
Keystone Academic Solutions AS, 7.36% (3 mo. EURIBOR + 4.75%), 02/03/2029(a)	EUR	800,000	$876,839
Kolibri Beteiligungsgesellschaft mbH & Co. KGaA, 9.54% (3 mo. EURIBOR + 7.00%), 02/13/2029(a)	EUR	750,000	837,334
NoA BidCo AS, 12.12% (Norway Interbank Offered Rate Fixing 3 Month + 7.50%), 04/15/2027	NOK	1,250,000	121,487
Schibsted ASA, 5.28% (Norway Interbank Offered Rate Fixing 3 Month + 0.78%), 11/25/2026	NOK	10,000,000	954,116
			2,789,776
Consumer Discretionary - 7.2%
3t Global Holdco Ltd., 11.25%, 05/22/2028		500,000	503,750
Amwood AB, 8.66% (3 Month Stockholm Interbank Offered Rates + 6.25%), 10/25/2027	SEK	7,500,000	750,798
Circular Tire Services Europe AB, 7.56% (3 Month Stockholm Interbank Offered Rates + 5.25%), 11/26/2029	SEK	7,500,000	769,343
First Camp Group AB, 7.16% (3 Month Stockholm Interbank Offered Rates + 4.75%), 04/24/2029	SEK	1,250,000	127,263
Gaming Innovation Group PLC, 9.59% (3 Month Stockholm Interbank Offered Rates + 7.25%), 12/18/2026	SEK	3,750,000	389,484
OP Holdco GmbH, 8.96% (3 mo. EURIBOR + 6.50%), 06/05/2029(a)	EUR	600,000	640,812
View Ledger AS, 9.06% (Norway Interbank Offered Rate Fixing 3 Month + 4.50%), 01/31/2029	NOK	7,500,000	728,029
			3,909,479
Consumer Staples - 10.0%
Felleskjopet Agri SA, 6.27% (Norway Interbank Offered Rate Fixing 3 Month + 1.75%), 03/19/2030	NOK	11,000,000	1,046,554

		Par	Value
Greenfood AB, 9.31% (3 Month Stockholm Interbank Offered Rates + 7.00%), 11/13/2028	SEK	5,000,000	$500,521
Grieg Seafood ASA, 7.93% (Norway Interbank Offered Rate Fixing 3 Month + 3.40%), 06/25/2025(a)	NOK	16,500,000	1,579,960
Loch Duart Ltd., 10.88% (Norway Interbank Offered Rate Fixing 3 Month + 6.35%), 11/06/2028	NOK	5,000,000	478,779
Neptune Bidco AS, 11.26% (Norway Interbank Offered Rate Fixing 3 Month + 6.75%), 06/28/2028	NOK	1,250,000	114,384
Okechamp Global BV, 10.05% (3 mo. EURIBOR + 7.50%), 11/14/2028	EUR	500,000	535,079
Salmar ASA
5.97% (Norway Interbank Offered Rate Fixing 3 Month + 1.35%), 01/22/2027	NOK	5,000,000	480,595
5.72% (Norway Interbank Offered Rate Fixing 3 Month + 1.15%), 01/30/2030	NOK	7,000,000	665,695
			5,401,567
Energy - 7.7%
Force Bidco AS, 8.99% (3 mo. EURIBOR + 6.25%), 07/05/2026	EUR	1,500,000	1,625,550
Golar LNG Ltd., 7.00%, 10/20/2025(a)		1,260,000	1,269,056
Tidewater, Inc., 8.50%, 11/16/2026		750,000	775,260
Yinson Production Financial Services Pte Ltd., 9.63%, 05/03/2029(a)		475,000	497,090
			4,166,956
Finance and Insurance - 7.0%
Boras V-tyget 1 AB, 8.16% (3 Month Stockholm Interbank Offered Rates + 5.75%), 04/29/2027	SEK	6,300,000	633,021
Goldcup 100865 AB, 7.98% (3 Month Stockholm Interbank Offered Rates + 5.50%), 07/11/2028	SEK	1,250,000	126,119
Magellan Bidco Sarl, 7.46% (3 mo. EURIBOR + 5.00%), 12/19/2029	EUR	800,000	895,319

The accompanying notes are an integral part of these financial statements.

29

CROSSINGBRIDGE NORDIC HIGH INCOME BOND FUND
Schedule of Investments
March 31, 2025 (Unaudited)(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Finance and Insurance - (Continued)
Neptunia Invest AB, 7.06% (3 Month Stockholm Interbank Offered Rates + 4.75%), 03/05/2028	SEK	3,750,000	$375,695
Nordwest Industrie Group GmbH, 9.29% (3 mo. EURIBOR + 6.75%), 11/06/2028(a)	EUR	660,000	499,562
Novedo Holding AB, 9.36% (3 Month Stockholm Interbank Offered Rates + 7.00%), 09/23/2027	SEK	5,000,000	502,526
Rebellion Capital AB, 10.06% (3 Month Stockholm Interbank Offered Rates + 7.75%), 05/08/2028	SEK	2,500,000	249,198
Remagruppen BidCo 2 AB, 10.85% (3 Month Stockholm Interbank Offered Rates + 8.50%), 06/30/2028	SEK	5,000,000	487,475
			3,768,915
Health Care and Social Assistance - 1.2%
ADDviseGroup AB
7.81% (3 Month Stockholm Interbank Offered Rates + 5.50%), 05/26/2026	SEK	5,000,000	507,316
8.65% (SOFR + 4.25%), 04/04/2027		125,000	125,938
			633,254
Industrials - 17.6%
Agilyx ASA, 13.50%, 11/29/2027		250,000	243,080
Avinor AS, 5.78% (Norway Interbank Offered Rate Fixing 3 Month + 1.20%), 04/29/2026	NOK	14,000,000	1,340,597
Beelux Sarl, 9.03% (3 mo. EURIBOR + 6.50%), 03/14/2028(b)	EUR	934,000	995,380
Booster Precision Components GmbH, 11.50% (3 mo. EURIBOR + 9.00%), 11/28/2026	EUR	142,000	151,350
Kongsberg Gruppen ASA, 3.20%, 06/02/2026	NOK	10,000,000	932,474
Posten Bring AS
5.30% (Norway Interbank Offered Rate Fixing 3 Month + 0.78%), 02/16/2026	NOK	5,000,000	477,308
2.13%, 11/25/2026	NOK	10,000,000	911,525

		Par	Value
Seapeak LLC, 9.41% (Norway Interbank Offered Rate Fixing 3 Month + 4.90%), 11/18/2026	NOK	9,000,000	$880,475
SFL Corp. Ltd., 7.75%, 01/29/2030(a)		400,000	397,500
SGL Group ApS, 9.24% (3 mo. EURIBOR + 6.75%), 03/02/2028	EUR	1,148,211	1,282,226
SLR Group GmbH, 9.79% (3 mo. EURIBOR + 7.00%), 10/09/2027	EUR	677,000	711,911
Stolt-Nielsen Ltd., 7.68% (Norway Interbank Offered Rate Fixing 3 Month + 3.15%), 09/26/2028(a)	NOK	2,000,000	194,735
TWMA Finance AS, 13.00%, 02/08/2027		550,000	577,376
Vegfinans Viken AS, 4.96% (Norway Interbank Offered Rate Fixing 3 Month + 0.43%), 06/26/2026	NOK	5,000,000	476,411
			9,572,348
Information - 1.6%
Azerion Group NV, 9.09% (3 mo. EURIBOR + 6.75%), 10/02/2026	EUR	796,000	860,717
Manufacturing - 4.4%
Elkem ASA, 6.03% (Norway Interbank Offered Rate Fixing 3 Month + 1.55%), 08/31/2028	NOK	7,000,000	668,937
Forum Energy Technologies, Inc., 10.50%, 11/07/2029		900,000	949,662
HMH Holding BV, 10.88%, 11/16/2026(b)		755,000	784,256
			2,402,855
Materials - 2.9%
Geveko AB, 6.87% (3 mo. EURIBOR + 4.50%), 12/26/2028	EUR	1,200,000	1,294,320
Norske Skog ASA, 9.03% (Norway Interbank Offered Rate Fixing 3 Month + 4.50%), 06/25/2029	NOK	3,300,000	299,552
			1,593,872
Technology - 8.6%
B3 Consulting Group AB, 7.36% (3 Month Stockholm Interbank Offered Rates + 5.00%), 06/24/2027	SEK	12,500,000	1,251,331

The accompanying notes are an integral part of these financial statements.

30

CROSSINGBRIDGE NORDIC HIGH INCOME BOND FUND
Schedule of Investments
March 31, 2025 (Unaudited)(Continued)

		Par	Value
CORPORATE BONDS - (Continued)

Technology - (Continued)
Hawk Infinity Software AS, 11.12% (Norway Interbank Offered Rate Fixing 3 Month + 6.50%), 10/15/2029(a)	NOK	8,300,000	$792,331
Pamica Group AB, 8.04% (3 Month Stockholm Interbank Offered Rates + 5.50%), 12/05/2027	SEK	5,000,000	504,014
Platform Group AG, 8.88%, 07/11/2028	EUR	500,000	554,168
Stillfront Group AB, 5.94% (3 Month Stockholm Interbank Offered Rates + 3.65%), 09/03/2029	SEK	5,000,000	495,235
Verve Group SE, 6.33% (3 mo. EURIBOR + 4.00%), 04/01/2029(a)	EUR	1,000,000	1,087,470
			4,684,549
Utilities - 6.4%
Aa Energi AS, 5.25% (Norway Interbank Offered Rate Fixing 3 Month + 0.69%), 09/30/2025	NOK	12,000,000	1,143,107
Eidsiva Energi AS, 2.35%, 04/20/2026	NOK	16,000,000	1,482,319
Statkraft AS, 3.12%, 07/08/2025	NOK	9,000,000	850,443
			3,475,869
TOTAL CORPORATE BONDS (Cost $41,810,763)			43,260,157
BANK LOANS - 3.0%
Professional, Scientific, and Technical Services - 3.0%
CCIT Holdings AS, 10.00%, 02/28/2029(c)	EUR	1,500,000	1,597,625
TOTAL BANK LOANS (Cost $1,532,851)			1,597,625
FOREIGN GOVERNMENT DEBT OBLIGATIONS - 2.6%
Norway Treasury Bill, 0.00%, 06/18/2025(a)(d)	NOK	15,000,000	1,412,797
TOTAL FOREIGN GOVERNMENT DEBT OBLIGATIONS (Cost $1,320,370)			1,412,797

	Par	Value
U.S. TREASURY SECURITIES - 0.2%
United States Treasury Note, 3.50%, 09/30/2026	$95,000	$94,358
TOTAL U.S. TREASURY SECURITIES (Cost $94,220)		94,358

	Shares
SHORT-TERM INVESTMENTS - 12.1%
Money Market Funds - 12.0%
First American Government Obligations Fund - Class X, 4.27%(e)	3,256,452	3,256,452
First American Treasury Obligations Fund - Class X, 4.26%(e)	3,256,451	3,256,451
		6,512,903

	Par
U.S. Treasury Bills - 0.1%
4.17%, 10/02/2025(d)	$50,000	48,961
TOTAL SHORT-TERM INVESTMENTS (Cost $6,561,880)		6,561,864
TOTAL INVESTMENTS - 97.6% (Cost $51,320,084)		$52,926,801
Other Assets in Excess of Liabilities - 2.4%		1,324,474
TOTAL NET ASSETS - 100.0%		$54,251,275

Percentages are stated as a percent of net assets.
Par amount is in USD unless otherwise indicated.
ASA - Advanced Subscription Agreement
EURIBOR - Euro Interbank Offered Rate
LLC - Limited Liability Company
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
EUR - Euro
NOK - Norwegian Krone
SEK - Swedish Krona
USD - United States Dollar
The accompanying notes are an integral part of these financial statements.

31

CROSSINGBRIDGE NORDIC HIGH INCOME BOND FUND
Schedule of Investments
March 31, 2025 (Unaudited)(Continued)
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2025, the value of these securities total $10,085,486 or 18.6% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of March 31, 2025.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $1,597,625 or 3.0% of net assets as of March 31, 2025.

(d)	The rate shown is the annualized effective yield as of March 31, 2025.
(e)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

32

CrossingBridge Nordic High Income Bond Fund
Schedule of Forward Currency Contracts
March 31, 2025 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
U.S. Bancorp Investments, Inc.	04/15/2025	USD	15,771,697	EUR	14,478,000	$104,108
U.S. Bancorp Investments, Inc.	04/15/2025	USD	17,492,565	NOK	186,020,000	(188,943)
U.S. Bancorp Investments, Inc.	04/15/2025	USD	8,954,835	SEK	90,150,000	(21,865)
Net Unrealized Appreciation (Depreciation)						$(106,700)

EUR - Euro
NOK - Norwegian Krone
SEK - Swedish Krona
USD - United States Dollar
The accompanying notes are an integral part of these financial statements.

33

CROSSINGBRIDGE FUNDS
Statements of Assets & Liabilities
March 31, 2025 (Unaudited)

	CrossingBridge Low Duration High Income Fund	CrossingBridge Responsible Credit Fund
ASSETS
Investments, at value (cost $1,422,999,944 and $46,896,437)	$1,407,229,145	$45,938,953
Cash	294,333	—
Cash held in foreign currency, at value (cost $330,775 and $7,335)	328,799	7,315
Receivable for investment securities sold	19,392,134	5,693
Receivable for foreign currency sold	—	—
Receivable from Adviser	—	—
Dividends and interest receivable	16,669,630	618,802
Unrealized appreciation of forward currency exchange contracts	772,382	23,242
Receivable for Fund shares sold	17,037,871	—
Prepaid expenses and other assets	76,790	8,336
TOTAL ASSETS	1,461,801,084	46,602,341
LIABILITIES
Payable for investments purchased	67,540,487	2,445,160
Payable for Fund shares redeemed	1,418,040	20,476
Payable to Adviser	701,834	13,165
Unrealized depreciation of forward currency exchange contracts	285,309	12,245
Shareholder servicing fees payable	54,719	20,567
Payable for Fund Administration, Accounting and Pricing	72,787	8,496
Payable to Chief Compliance Officer	1,842	1,843
Payable to Custodian	11,694	3,014
Payable to Transfer Agent	41,650	4,494
Accrued distribution expense	3,319	—
Accrued expenses and other liabilities	22,962	21,903
TOTAL LIABILITIES	70,154,643	2,551,363
NET ASSETS	$ 1,391,646,441	$44,050,978
Net Assets Consist of:
Paid-in capital	$1,421,703,475	$46,168,831
Total accumulated loss	(30,057,034)	(2,117,853)
NET ASSETS	$ 1,391,646,441	$44,050,978
Institutional Class
Net assets	$1,374,898,040	$44,050,978
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	141,745,750	4,782,242
Net asset value, offering, and redemption price per share	$9.70	$9.21
Retail Class
Net assets	$16,748,401
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	1,722,479
Net asset value, offering, and redemption price per share	$9.72

The accompanying notes are an integral part of these financial statements.

34

CROSSINGBRIDGE FUNDS
Statements of Assets & Liabilities
March 31, 2025 (Unaudited)(Continued)

	CrossingBridge Ultra-Short Duration Fund	CrossingBridge Pre-Merger SPAC ETF
ASSETS
Investments, at value (cost $283,700,195 and $29,855,169)	$282,902,028	$30,972,078
Cash	—	—
Cash held in foreign currency, at value (cost $2,061,194 and $—)	2,054,476	—
Receivable for investment securities sold	382,125	—
Receivable for foreign currency sold	—	—
Receivable for Fund shares sold	447,630	—
Dividends and interest receivable	3,486,624	1,543
Unrealized appreciation of forward currency exchange contracts	20,482	—
Prepaid expenses and other assets	13,732	—
TOTAL ASSETS	289,307,097	30,973,621
LIABILITIES
Payable for investments purchased	5,575,048	500,000
Payable for Fund shares redeemed	102,516	—
Payable to Adviser	163,393	20,593
Unrealized depreciation of forward currency exchange contracts	81,430	—
Shareholder servicing fees payable	6,704	—
Payable for Fund Administration, Accounting and Pricing	20,187	—
Payable to Chief Compliance Officer	1,843	—
Payable to Custodian	2,707	—
Payable to Transfer Agent	9,275	—
Accrued expenses and other liabilities	15,130	—
TOTAL LIABILITIES	5,978,233	520,593
NET ASSETS	$ 283,328,864	$30,453,028
Net Assets Consist of:
Paid-in capital	$284,303,917	$28,825,072
Total distributable earnings/(accumulated loss)	(975,053)	1,627,956
NET ASSETS	$ 283,328,864	$30,453,028
Institutional Class
Net assets	$283,328,864
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	28,530,634
Net asset value, offering, and redemption price per share	$9.93
NAV
Net assets		$30,453,028
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)		1,450,000
Net asset value, offering, and redemption price per share		$21.00

The accompanying notes are an integral part of these financial statements.

35

CROSSINGBRIDGE FUNDS
Statements of Assets & Liabilities
March 31, 2025 (Unaudited)(Continued)

	RiverPark Strategic Income Fund	CrossingBridge Nordic High Income Bond Fund
ASSETS
Investments, at value (cost $614,209,813 and $51,320,084)	$610,824,269	$52,926,801
Cash	650,885	4,374,518
Cash held in foreign currency, at value (cost $44,624 and $1,106,412)	43,903	1,108,225
Receivable for investment securities sold	—	—
Receivable for foreign currency sold	—	—
Receivable for Fund shares sold	828,171	133,855
Unrealized appreciation of forward currency exchange contracts	528,241	104,108
Deposit at broker for securities sold short	17,772,704	—
Dividends and interest receivable	6,941,611	569,859
Prepaid expenses and other assets	65,481	17,687
TOTAL ASSETS	637,655,265	59,235,053
LIABILITIES
Securities sold short, at value (cost $10,670,801 and $—)	10,783,427	—
Written options, at value (cost $373,216 and $—)	539,142	—
Payable for investments purchased	25,043,813	2,711,295
Payable for Fund shares redeemed	360,689	1,953,741
Payable to Adviser	329,897	9,673
Unrealized depreciation of forward currency exchange contracts	147,587	210,808
Shareholder servicing fees payable	5,953	3,384
Payable for Fund Administration, Accounting and Pricing	41,937	36,085
Payable to Chief Compliance Officer	1,829	1,617
Payable to Custodian	6,772	11,633
Payable to Transfer Agent	17,471	3,400
Payable to Trustees	—	6,487
Accrued distribution expense	24,294	—
Accrued expenses and other liabilities	18,053	35,655
TOTAL LIABILITIES	37,320,864	4,983,778
NET ASSETS	$ 600,334,401	$54,251,275
Net Assets Consist of:
Paid-in capital	$683,049,818	$54,102,846
Total distributable earnings/(accumulated loss)	(82,715,417)	148,429
NET ASSETS	$ 600,334,401	$54,251,275
Institutional Class
Net assets	$542,852,927	$54,251,275
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	62,690,597	5,371,734
Net asset value, offering, and redemption price per share	$8.66	$10.10
Retail Class
Net assets	$57,481,474
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	6,609,781
Net asset value, offering, and redemption price per share	$8.70

The accompanying notes are an integral part of these financial statements.

36

CROSSINGBRIDGE FUNDS
Statements of Operations
For the Six Months Ended March 31, 2025 (Unaudited)

	CrossingBridge Low Duration High Income Fund	CrossingBridge Responsible Credit Fund
INVESTMENT INCOME
Interest income	$38,882,447	$1,873,864
Dividend income(1)	562,829	5,597
TOTAL INVESTMENT INCOME	39,445,276	1,879,461
EXPENSES
Management fees (Note 4)	3,696,138	144,729
Shareholder servicing fees (Note 5)	523,519	22,266
Administration and accounting fees (Note 6)	205,682	13,016
Transfer agent fees and expenses (Note 6)	85,262	10,911
Federal and state registration fees	54,058	13,445
Legal fees	49,914	13,813
Custody fees (Note 6)	42,109	8,154
Audit and tax fees	22,877	14,441
Reports to shareholders	18,572	912
Distribution (12b-1) expense (Note 5)	14,809	—
Trustees’ fees	14,518	14,518
Pricing fees (Note 6)	9,147	5,654
Chief Compliance Officer fees (Note 6)	5,538	5,538
Insurance fees	2,912	1,456
Other expenses	4,800	2,542
TOTAL EXPENSES	4,749,855	271,395
Recoupment or (waivers) by Adviser (Note 4)	—	(70,998)
NET EXPENSES	4,749,855	200,397
NET INVESTMENT INCOME	34,695,421	1,679,064
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	2,787,213	172,437
Foreign currency exchange contracts	(1,874,451)	63,804
Foreign currency transactions	(486,579)	(30,216)
	426,183	206,025
Net change in unrealized appreciation (depreciation) on:
Investments	(7,806,841)	(624,944)
Foreign currency exchange contracts	1,941,920	102,411
Foreign currency translation	61,667	3,015
	(5,803,254)	(519,518)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(5,377,071)	(313,493)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 29,318,350	$1,365,571

(1)	Net of foreign taxes withheld of $— and $264.
The accompanying notes are an integral part of these financial statements.

37

CROSSINGBRIDGE FUNDS
Statements of Operations
For the Six Months Ended March 31, 2025 (Unaudited) (Continued)

	CrossingBridge Ultra-Short Duration Fund	CrossingBridge Pre-Merger SPAC ETF
INVESTMENT INCOME
Interest income	$ 6,008,048	$110,187
TOTAL INVESTMENT INCOME	6,008,048	110,187
EXPENSES
Management fees (Note 4)	688,187	225,925
Shareholder servicing fees (Note 5)	105,875	—
Administration and accounting fees (Note 6)	42,520	—
Transfer agent fees and expenses (Note 6)	20,385	—
Audit and tax fees	14,700	—
Trustees’ fees	14,518	—
Federal and state registration fees	13,954	—
Custody fees (Note 6)	10,026	—
Legal fees	10,019	—
Pricing fees (Note 6)	6,273	—
Chief Compliance Officer fees (Note 6)	5,538	—
Insurance fees	1,638	—
Reports to shareholders	1,489	—
Other expenses	2,819	—
TOTAL EXPENSES	937,941	225,925
Recoupment or (waivers) by Adviser (Note 4)	14,681	—
NET EXPENSES	952,622	225,925
NET INVESTMENT INCOME (LOSS)	5,055,426	(115,738)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	347,896	3,034,632
Foreign currency exchange contracts	(314,282)	—
Foreign currency transactions	57,252	—
	90,866	3,034,632
Net change in unrealized appreciation (depreciation) on:
Investments	(167,276)	(1,430,776)
Foreign currency exchange contracts	33,121	—
Foreign currency translation	(65,908)	—
	(200,063)	(1,430,776)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(109,197)	1,603,856
NET INCREASE IN NET ASSETS FROM OPERATIONS	$ 4,946,229	$1,488,118

The accompanying notes are an integral part of these financial statements.

38

CROSSINGBRIDGE FUNDS
Statements of Operations
For the Six Months Ended March 31, 2025 (Unaudited) (Continued)

	RiverPark Strategic Income Fund	CrossingBridge Nordic High Income Bond Fund
INVESTMENT INCOME
Interest income	$21,804,440	$960,735
Dividend income	173,581	—
TOTAL INVESTMENT INCOME	21,978,021	960,735
EXPENSES
Management fees (Note 4)	1,794,507	95,345
Shareholder servicing fees (Note 5)	303,686	14,668
Investment interest expense	216,895	11
Administration and accounting fees (Note 6)	105,996	43,475
Distribution (12b-1) expense (Note 5)	67,136	—
Transfer agent fees and expenses (Note 6)	42,717	12,770
Federal and state registration fees	38,778	27,517
Legal fees	28,005	12,280
Custody fees (Note 6)	21,067	11,633
Audit and tax fees	21,038	15,718
Dividend expense	19,911	—
Trustees’ fees	14,605	13,390
Reports to shareholders	13,188	2,506
Pricing fees (Note 6)	10,525	5,442
Chief Compliance Officer fees (Note 6)	5,535	5,284
Insurance fees	2,184	1,790
Other expenses	7,390	2,909
TOTAL EXPENSES	2,713,163	264,738
Recoupment or (waivers) by Adviser (Note 4)	—	(125,377)
NET EXPENSES	2,713,163	139,361
NET INVESTMENT INCOME	19,264,858	821,374
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(1,092,126)	61,431
Short securities	(273,424)	—
Written options	110,768	—
Foreign currency exchange contracts	(1,016,929)	(1,682,310)
Foreign currency transactions	588,593	234,542
	(1,683,118)	(1,386,337)
Net change in unrealized appreciation (depreciation) on:
Investments	304,292	1,606,717
Short securities	(55,531)	—
Written options	(130,782)	—
Foreign currency exchange contracts	1,082,112	(106,700)
Foreign currency translation	18,908	22,275
	1,218,999	1,522,292
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(464,119)	135,955
NET INCREASE IN NET ASSETS FROM OPERATIONS	$ 18,800,739	$957,329

The accompanying notes are an integral part of these financial statements.

39

CROSSINGBRIDGE LOW DURATION HIGH INCOME FUND
Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
FROM OPERATIONS
Net investment income	$34,695,421	$56,791,470
Net realized gain (loss) on:
Investments	2,787,213	2,785,941
Forward currency exchange contracts	(1,874,451)	(3,467,554)
Foreign currency transactions	(486,579)	1,657,464
Net change in unrealized appreciation (depreciation) on:
Investments	(7,806,841)	6,993,234
Forward currency exchange contracts	1,941,920	(1,990,292)
Foreign currency translation	61,667	(21,771)
Net increase in net assets from operations	29,318,350	62,748,492
FROM DISTRIBUTIONS
Distributable earnings:
Institutional Class Shares	(35,610,064)	(57,352,230)
Retail Class Shares	(353,619)	—
Decrease in net assets resulting from distributions paid	(35,963,683)	(57,352,230)
FROM CAPITAL SHARE TRANSACTIONS
Institutional Class Shares
Proceeds from sales of shares	491,238,825	613,351,335
Net asset value of shares issued to shareholders in payment of distributions declared	31,173,240	49,013,882
Payments for shares redeemed	(176,940,579)	(238,177,086)
Net increase in net assets from Institutional Class Shares capital share transactions	345,471,486	424,188,131
Retail Class Shares
Proceeds from sales of shares	17,373,778	—
Net asset value of shares issued to shareholders in payment of distributions declared	353,619	—
Payments for shares redeemed	(921,532)	—
Net increase in net assets from Retail Class Shares capital share transactions	16,805,865	—
Net increase in net assets from capital share transactions	362,277,351	424,188,131
TOTAL INCREASE IN NET ASSETS	355,632,018	429,584,393
NET ASSETS:
Beginning of period	1,036,014,423	606,430,030
End of period	$ 1,391,646,441	$1,036,014,423

The accompanying notes are an integral part of these financial statements.

40

CROSSINGBRIDGE RESPONSIBLE CREDIT FUND
Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
FROM OPERATIONS
Net investment income	$1,679,064	$2,729,519
Net realized gain (loss) on:
Investments	172,437	229,828
Forward currency exchange contracts	63,804	(297,626)
Foreign currency transactions	(30,216)	275,270
Net change in unrealized appreciation (depreciation) on:
Investments	(624,944)	(283,884)
Forward currency exchange contracts	102,411	(134,759)
Foreign currency translation	3,015	(1,398)
Net increase in net assets from operations	1,365,571	2,516,950
FROM DISTRIBUTIONS
Distributable earnings	(1,944,261)	(2,712,068)
Decrease in net assets resulting from distributions paid	(1,944,261)	(2,712,068)
FROM CAPITAL SHARE TRANSACTIONS
Proceeds from sales of shares - Institutional Class	21,723,642	22,192,777
Net asset value of shares issued to shareholders in payment of distributions declared - Institutional Class	1,667,340	2,239,119
Payments for shares redeemed - Institutional Class	(19,459,623)	(10,831,040)
Net increase in net assets from capital share transactions	3,931,359	13,600,856
TOTAL INCREASE IN NET ASSETS	3,352,669	13,405,738
NET ASSETS:
Beginning of period	40,698,309	27,292,571
End of period	$44,050,978	$40,698,309

The accompanying notes are an integral part of these financial statements.

41

CROSSINGBRIDGE ULTRA SHORT DURATION FUND
Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
FROM OPERATIONS
Net investment income	$5,055,426	$6,751,915
Net realized gain (loss) on:
Investments	347,896	228,576
Forward currency exchange contracts	(314,282)	(170,943)
Foreign currency transactions	57,252	134,098
Net change in unrealized appreciation (depreciation) on:
Investments	(167,276)	99,665
Forward currency exchange contracts	33,121	(134,380)
Foreign currency translation	(65,908)	116
Net increase in net assets from operations	4,946,229	6,909,047
FROM DISTRIBUTIONS
Distributable earnings	(5,299,254)	(6,681,815)
Decrease in net assets resulting from distributions paid	(5,299,254)	(6,681,815)
FROM CAPITAL SHARE TRANSACTIONS
Proceeds from sales of shares - Institutional Class	131,674,697	90,289,271
Net asset value of shares issued to shareholders in payment of distributions declared - Institutional Class	2,957,920	2,152,664
Payments for shares redeemed - Institutional Class	(20,167,455)	(17,997,922)
Net increase in net assets from capital share transactions	114,465,162	74,444,013
TOTAL INCREASE IN NET ASSETS	114,112,137	74,671,245
NET ASSETS:
Beginning of period	169,216,727	94,545,482
End of period	$ 283,328,864	$169,216,727

The accompanying notes are an integral part of these financial statements.

42

CROSSINGBRIDGE PRE-MERGER SPAC ETF
Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
FROM OPERATIONS
Net investment loss	$(115,738)	$(400,169)
Net realized gain (loss) on:
Investments	3,034,632	2,796,289
In-kind redemptions	—	67,698
Net change in unrealized appreciation (depreciation) on:
Investments	(1,430,776)	642,263
Net increase in net assets from operations	1,488,118	3,106,081
FROM DISTRIBUTIONS
Distributable earnings	(3,505,242)	(3,557,131)
Decrease in net assets resulting from distributions paid	(3,505,242)	(3,557,131)
FROM CAPITAL SHARE TRANSACTIONS
Proceeds from sales of shares - NAV	—	6,233,004
Payments for shares redeemed - NAV	(36,462,558)	(5,830,954)
Net increase (decrease) in net assets from capital share transactions	(36,462,558)	402,050
TOTAL decrease IN NET ASSETS	(38,479,682)	(49,000)
NET ASSETS:
Beginning of period	68,932,710	68,981,710
End of period	$30,453,028	$68,932,710

The accompanying notes are an integral part of these financial statements.

43

RIVERPARK STRATEGIC INCOME FUND
Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
FROM OPERATIONS
Net investment income	$19,264,858	$32,478,802
Net realized gain (loss) on:
Investments	(1,365,550)	(2,019,736)
Written options	110,768	(41,657)
Forward currency exchange contracts	(1,016,929)	(1,934,404)
Foreign currency transactions	588,593	497,094
Net change in unrealized appreciation (depreciation) on:
Investments	248,761	10,417,836
Written options	(130,782)	(59,349)
Forward currency exchange contracts	1,082,112	(898,195)
Foreign currency translation	18,908	(25,466)
Net increase in net assets from operations	18,800,739	38,414,925
FROM DISTRIBUTIONS
Distributable earnings:
Institutional Class Shares	(18,060,784)	(30,478,525)
Retail Class Shares	(1,878,542)	(1,966,634)
Decrease in net assets resulting from distributions paid	(19,939,326)	(32,445,159)
FROM CAPITAL SHARE TRANSACTIONS
Institutional Class Shares
Proceeds from sales of shares	190,517,243	237,590,241
Net asset value of shares issued to shareholders in payment of distributions declared	17,986,397	30,291,771
Payments for shares redeemed	(126,825,260)	(163,463,981)
Net increase in net assets from Institutional Class Shares capital share transactions	81,678,380	104,418,031
Retail Class Shares
Proceeds from sales of shares	23,082,995	30,312,292
Net asset value of shares issued to shareholders in payment of distributions declared	1,858,773	1,922,344
Payments for shares redeemed	(8,818,057)	(10,912,056)
Net increase in net assets from Retail Class Shares capital share transactions	16,123,711	21,322,580
Net increase in net assets from capital share transactions	97,802,091	125,740,611
TOTAL INCREASE IN NET ASSETS	96,663,504	131,710,377
NET ASSETS:
Beginning of period	503,670,897	371,960,520
End of period	$600,334,401	$503,670,897

The accompanying notes are an integral part of these financial statements.

44

CROSSINGBRIDGE NORDIC HIGH INCOME BOND FUND
Statements of Changes in Net Assets

For the Six Months Ended March 31, 2025 (Unaudited)
FROM OPERATIONS
Net investment income	$821,374
Net realized gain (loss) on:
Investments	61,431
Forward currency exchange contracts	(1,682,310)
Foreign currency transactions	234,542
Net change in unrealized appreciation (depreciation) on:
Investments	1,606,717
Forward currency exchange contracts	(106,700)
Foreign currency translation	22,275
Net increase in net assets from operations	957,329
FROM DISTRIBUTIONS
Distributable earnings	(808,900)
Decrease in net assets resulting from distributions paid	(808,900)
FROM CAPITAL SHARE TRANSACTIONS
Proceeds from sales of shares - Institutional Class	61,660,334
Net asset value of shares issued to shareholders in payment of distributions declared - Institutional Class	669,397
Payments for shares redeemed - Institutional Class	(8,226,885)
Net increase in net assets from capital share transactions	54,102,846
TOTAL INCREASE IN NET ASSETS	54,251,275
NET ASSETS:
Beginning of period	—
End of period	$54,251,275

The accompanying notes are an integral part of these financial statements.

45

CROSSINGBRIDGE LOW DURATION HIGH INCOME FUND
Financial Highlights
Institutional Class
Per Share Data for a Share Outstanding Throughout Each Year/Period

	For the Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year/Period	$9.75	$9.66	$9.84	$10.36	$9.86	$10.04
Income from investment operations:
Net investment income(1)	0.30	0.71	0.72	0.33	0.34	0.35
Net realized and unrealized gain (loss) on investments(2)	(0.04)	0.09	(0.06)	(0.36)	0.54	(0.18)
Total from investment operations	0.26	0.80	0.66	(0.03)	0.88	0.17
Less distributions paid:
From net investment income	(0.31)	(0.71)	(0.73)	(0.33)	(0.38)	(0.35)
From net realized gains	—	—	(0.11)	(0.16)	—	—
Total distributions paid	(0.31)	(0.71)	(0.84)	(0.49)	(0.38)	(0.35)
Net Asset Value, End of Year/Period	$9.70	$9.75	$9.66	$9.84	$10.36	$9.86
Total return(3)	2.65%	8.51%	7.02%	−0.39%	9.13%	1.80%
Supplemental Data and Ratios:
Net assets, end of year/period (000’s)	$1,374,898	$1,036,014	$606,430	$544,893	$326,484	$144,124
Ratio of expenses to average net assets:
Before waivers and reimbursements of expenses(9)	0.83%	0.86%(4)	0.90%(5)	0.88%(6)	0.91%(7)	0.96%
After waivers and reimbursements of expenses(9)	0.83%	0.86%(4)	0.90%(5)	0.88%(6)	0.88%(7)	0.90%
Ratio of net investment income to average net assets:
Before waivers and reimbursements of expenses(9)	6.10%	7.23%	7.33%	3.30%	3.34%	3.35%
After waivers and reimbursements of expenses(9)	6.10%	7.23%	7.33%	3.30%	3.37%	3.41%
Portfolio turnover rate(8)	56.98%	124.47%	130.57%	136.70%	169.73%	224.86%

(1)	Per share net investment income was calculated using average shares outstanding method.
(2)
Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statements of Operations.

(3)
Total return represents the rate that investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Total return for a period of less than one year is not annualized.

(4)	This ratio includes previous expense reimbursements recouped by the Adviser. If this recoupment was excluded, this ratio would be 0.85%.
(5)	This ratio includes previous expense reimbursements recouped by the Adviser. If this recoupment was excluded, this ratio would be 0.89%.
(6)	This ratio includes previous expense reimbursements recouped by the Adviser. If this recoupment was excluded, this ratio would be 0.85%.
(7)	This ratio includes previous expense reimbursements recouped by the Adviser. If this recoupment was excluded, this ratio would be unchanged.
(8)	Portfolio turnover not annualized for periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.
(9)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

46

CROSSINGBRIDGE LOW DURATION HIGH INCOME FUND
Financial Highlights
Retail Class
Per Share Data for a Share Outstanding Throughout Each Period

Period from November 1, 2024(1) through March 31, 2025 (Unaudited)
Net Asset Value, Beginning of Period	$9.73
Income from investment operations:
Net investment income(2)	0.23
Net realized and unrealized loss on investments(3)	(0.02)
Total from investment operations	0.21
Less distributions paid:
From net investment income	(0.22)
From net realized gains	—
Total distributions paid	(0.22)
Net Asset Value, End of Period	$9.72
Total return(4)	2.26%
Supplemental Data and Ratios:
Net assets, end of period (000’s)	$16,748
Ratio of expenses to average net assets:
Before waivers and reimbursements of expenses(6)	1.00%
After waivers and reimbursements of expenses(6)	1.00%
Ratio of net investment income to average net assets:
Before waivers and reimbursements of expenses(6)	5.32%
After waivers and reimbursements of expenses(6)	5.32%
Portfolio turnover rate(5)	56.98%

(1)	Commencement of investment operations.
(2)	Per share net investment income was calculated using average shares outstanding method.
(3)
Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statements of Operations.

(4)
Total return represents the rate that investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Total return for a period of less than one year is not annualized.

(5)	Portfolio turnover not annualized for periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.
(6)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

47

CROSSINGBRIDGE RESPONSIBLE CREDIT FUND
Financial Highlights
Institutional Class
Per Share Data for a Share Outstanding Throughout Each Year/Period

	For the Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,			Period from June 30, 2021(1) through September 30, 2021
		2024	2023	2022
Net Asset Value, Beginning of Year/Period	$9.33	$9.36	$9.65	$10.01	$10.00
Income from investment operations:
Net investment income(2)	0.35	0.75	0.81	0.38	0.06
Net realized and unrealized loss on investments(3)	(0.07)	(0.04)	(0.13)	(0.33)	(0.01)
Total from investment operations	0.28	0.71	0.68	0.05	0.05
Less distributions paid:
From net investment income	(0.40)	(0.74)	(0.83)	(0.39)	(0.04)
From net realized gains	—	—	(0.14)	(0.02)	—
Total distributions paid	(0.40)	(0.74)	(0.97)	(0.41)	(0.04)
Net Asset Value, End of Year/Period	$9.21	$9.33	$9.36	$9.65	$10.01
Total return(4)	3.09%	7.74%	7.45%	0.45%	0.57%
Supplemental Data and Ratios:
Net assets, end of year/period (000’s)	$44,051	$40,698	$27,293	$21,162	$16,889
Ratio of expenses to average net assets:
Before waivers and reimbursements of expenses(5)	1.22%	1.50%	1.70%	1.97%	2.77%
After waivers and reimbursements of expenses(5)	0.90%	0.90%	0.90%	0.89%	0.91%(6)
Ratio of net investment income to average net assets:
Before waivers and reimbursements of expenses(5)	7.22%	7.37%	7.70%	2.75%	0.50%
After waivers and reimbursements of expenses(5)	7.54%	7.97%	8.50%	3.83%	2.36%
Portfolio turnover rate(7)	67.65%	151.44%	129.55%	173.58%	39.47%

(1)	Commencement of investment operations.
(2)	Per share net investment income was calculated using average shares outstanding method.
(3)
Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statements of Operations.

(4)
Total return represents the rate that investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Total return for a period of less than one year is not annualized.

(5)	Annualized for periods less than one year.
(6)	The ratio of expenses to average net assets after waivers and reimbursement of expenses includes bank loan service charges. Excluding these charges, the ratio was 0.90%.
(7)	Portfolio turnover not annualized for periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

48

CROSSINGBRIDGE ULTRA-SHORT DURATION FUND
Financial Highlights
Institutional Class
Per Share Data for a Share Outstanding Throughout Each Year/Period

	For the Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,			Period from June 30, 2021(1) through September 30, 2021
		2024	2023	2022
Net Asset Value, Beginning of Year/Period	$9.94	$9.91	$9.97	$10.01	$10.00
Income from investment operations:
Net investment income (loss)(2)	0.24	0.59	0.53	0.16	(0.01)
Net realized and unrealized gain (loss) on investments(3)	(0.00)(4)	0.01	0.00(4)	(0.05)	0.02
Total from investment operations	0.24	0.60	0.53	0.11	0.01
Less distributions paid:
From net investment income	(0.24)	(0.57)	(0.53)	(0.14)	—
From net realized gains	(0.01)	—	(0.06)	(0.01)	—
Total distributions paid	(0.25)	(0.57)	(0.59)	(0.15)	—
Net Asset Value, End of Year/Period	$9.93	$9.94	$9.91	$9.97	$10.01
Total return(5)	2.42%	6.23%	5.44%	1.12%	0.07%
Supplemental Data and Ratios:
Net assets, end of year/period (000’s)	$283,329	$169,217	$94,545	$68,333	$37,061
Ratio of expenses to average net assets:
Before waivers and reimbursements of expenses(6)	0.89%	0.99%	1.05%	1.13%	2.68%
After waivers and reimbursements of expenses(6)	0.90%	0.90%	0.90%	0.89%	0.90%
Ratio of net investment income (loss) to average net assets:
Before waivers and reimbursements of expenses(6)	4.79%	5.79%	5.18%	1.40%	(2.06)%
After waivers and reimbursements of expenses(6)	4.78%	5.88%	5.33%	1.64%	(0.28)%
Portfolio turnover rate(7)	92.08%	154.21%	217.47%	155.17%	41.74%

(1)	Commencement of investment operations.
(2)	Per share net investment income (loss) was calculated using average shares outstanding method.
(3)
Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statements of Operations.

(4)	Amount is between $(0.005) and $0.005 per share.
(5)
Total return represents the rate that investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Total return for a period of less than one year is not annualized.

(6)	Annualized for periods less than one year.
(7)	Portfolio turnover not annualized for periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

49

CROSSINGBRIDGE PRE-MERGER SPAC ETF
Financial Highlights
Per Share Data for a Share Outstanding Throughout Each Year/Period

	For the Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,			Period from September 20, 2021(1) through September 30, 2021
		2024	2023	2022
Net Asset Value, Beginning of Year/Period	$21.54	$21.69	$20.56	$20.01	$20.00
Income from investment operations:
Net investment loss(2)	(0.04)	(0.12)	(0.03)	(0.16)	(0.00)(3)
Net realized and unrealized gain on investments(4)	0.63	1.08	1.38	0.73	0.01
Total from investment operations	0.59	0.96	1.35	0.57	0.01
Less distributions paid:
From net investment income	(0.78)	(0.79)	(0.19)	(0.02)	—
From net realized gains	(0.35)	(0.32)	(0.03)	—	—
Total distributions paid	(1.13)	(1.11)	(0.22)	(0.02)	—
Net Asset Value, End of Year/Period	$21.00	$21.54	$21.69	$20.56	$20.01
Total return(5)	2.79%	4.54%	6.63%	2.85%	0.03%
Supplemental Data and Ratios:
Net assets, end of year/period (000’s)	$30,453	$68,933	$68,982	$63,312	$5,802
Ratio of expenses to average net assets(6)	0.80%	0.87%	0.80%	0.81%	0.80%
Ratio of net investment loss to average net assets(6)	(0.41)%	(0.57)%	(0.14)%	(0.77)%	(0.80)%
Portfolio turnover rate(7)(8)	64.84%	92.91%	146.32%	190.57%	4.29%

(1)	Commencement of investment operations.
(2)	Per share net investment loss was calculated using average shares outstanding method.
(3)	Amount is between $(0.005) and $0.005 per share.
(4)
Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statements of Operations.

(5)
Total return represents the rate that investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Total return for a period of less than one year is not annualized.

(6)	Annualized for periods less than one year.
(7)	Portfolio turnover not annualized for periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.
(8)	Excludes in-kind transactions associated with creations and redemptions of the Fund.
The accompanying notes are an integral part of these financial statements.

50

RIVERPARK STRATEGIC INCOME FUND
Financial Highlights
Institutional Class
Per Share Data for a Share Outstanding Throughout Each Year/Period

	For the Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year/Period	$8.67	$8.54	$8.71	$9.33	$8.60	$9.10
Income from investment operations:
Net investment income(1)	0.30	0.67	0.68	0.45	0.45	0.49
Net realized and unrealized gain (loss) on investments(2)	0.00(3)	0.13	(0.14)	(0.55)	0.70	(0.51)
Total from investment operations	0.30	0.80	0.54	(0.10)	1.15	(0.02)
Less distributions paid:
From net investment income	(0.31)	(0.67)	(0.71)	(0.52)	(0.42)	(0.48)
From net realized gains	—	—	—	—	—	—
Total distributions paid	(0.31)	(0.67)	(0.71)	(0.52)	(0.42)	(0.48)
Net Asset Value, End of Year/Period	$8.66	$8.67	$8.54	$8.71	$9.33	$8.60
Total return(4)	3.51%	9.76%	6.55%	−1.27%	13.59%	−0.10%
Supplemental Data and Ratios:
Net assets, end of year/period (000’s)	$542,853	$462,216	$352,180	$168,885	$195,997	$177,850
Ratio of expenses to average net assets:
Before waivers and reimbursements of expenses(11)	0.96%(5)	1.05%(6)	0.98%(7)	1.10%(7)	1.18%(8)	1.05%(9)
After waivers and reimbursements of expenses(11)	0.96%(5)	1.05%(6)	0.98%(7)	1.10%(7)	1.18%(8)	1.05%(9)
Ratio of net investment income to average net assets:
Before waivers and reimbursements of expenses(11)	7.00%	7.80%	7.92%	4.93%	4.94%	5.58%
After waivers and reimbursements of expenses(11)	7.00%	7.80%	7.92%	4.93%	4.94%	5.58%
Portfolio turnover rate(10)	50.45%	116.98%	104.44%	72.00%	89.00%	109.00%

(1)	Per share net investment income was calculated using average shares outstanding method.
(2)
Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statements of Operations.

(3)	Amount is between $(0.005) and $0.005 per share.
(4)
Total return represents the rate that investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Total return for a period of less than one year is not annualized.

(5)	This ratio includes dividend expense and interest expense. If these expenses were excluded, this ratio would have been 0.87%.
(6)	This ratio includes dividend expense and interest expense. If these expenses were excluded, this ratio would have been 0.90%.
(7)	This ratio includes dividend expense and interest expense. If these expenses were excluded, this ratio would have been 0.94%.
(8)	This ratio includes dividend expense and interest expense. If these expenses were excluded, this ratio would have been 0.92%.
(9)	This ratio includes dividend expense and interest expense. If these expenses were excluded, this ratio would have been 0.91%.
(10)	Portfolio turnover not annualized for periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.
(11)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

51

RIVERPARK STRATEGIC INCOME FUND
Financial Highlights
Retail Class
Per Share Data for a Share Outstanding Throughout Each Year/Period

	For the Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year/Period	$8.71	$8.56	$8.72	$9.33	$8.60	$9.09
Income from investment operations:
Net investment income(1)	0.29	0.65	0.66	0.44	0.44	0.47
Net realized and unrealized gain (loss) on investments(2)	(0.00)(3)	0.13	(0.13)	(0.56)	0.68	(0.50)
Total from investment operations	0.29	0.78	0.53	(0.12)	1.12	(0.03)
Less distributions paid:
From net investment income	(0.30)	(0.63)	(0.69)	(0.49)	(0.39)	(0.46)
From net realized gains	—	—	—	—	—	—
Total distributions paid	(0.30)	(0.63)	(0.69)	(0.49)	(0.39)	(0.46)
Net Asset Value, End of Year/Period	$8.70	$8.71	$8.56	$8.72	$9.33	$8.60
Total return(4)	3.39%	9.48%	6.30%	−1.41%	13.44%	−0.36%
Supplemental Data and Ratios:
Net assets, end of year/period (000’s)	$57,481	$41,455	$19,781	$19,581	$13,070	$10,479
Ratio of expenses to average net assets:
Before waivers and reimbursements of expenses(12)	1.21%(5)	1.29%(6)	1.23%(7)	1.27%(8)	1.33%(9)	1.22%(10)
After waivers and reimbursements of expenses(12)	1.21%(5)	1.29%(6)	1.23%(7)	1.27%(8)	1.33%(9)	1.22%(10)
Ratio of net investment income to average net assets:
Before waivers and reimbursements of expenses(12)	6.77%	7.53%	7.65%	4.84%	4.80%	5.40%
After waivers and reimbursements of expenses(12)	6.77%	7.53%	7.65%	4.84%	4.80%	5.40%
Portfolio turnover rate(11)	50.45%	116.98%	104.44%	72.00%	89.00%	109.00%

(1)	Per share net investment income was calculated using average shares outstanding method.
(2)
Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statements of Operations.

(3)	Amount is between $(0.005) and $0.005 per share.
(4)
Total return represents the rate that investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Total return for a period of less than one year is not annualized.

(5)	This ratio includes dividend expense and interest expense. If these expenses were excluded, this ratio would have been 1.12%.
(6)	This ratio includes dividend expense and interest expense. If these expenses were excluded, this ratio would have been 1.16%.
(7)	This ratio includes dividend expense and interest expense. If these expenses were excluded, this ratio would have been 1.19%.
(8)	This ratio includes dividend expense and interest expense. If these expenses were excluded, this ratio would have been 1.11%.
(9)	This ratio includes dividend expense and interest expense. If these expenses were excluded, this ratio would have been 1.07%.
(10)	This ratio includes dividend expense and interest expense. If these expenses were excluded, this ratio would have been 1.08%.
(11)	Portfolio turnover not annualized for periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.
(12)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

52

CROSSINGBRIDGE NORDIC HIGH INCOME BOND FUND
Financial Highlights
Institutional Class
Per Share Data for a Share Outstanding Throughout Each Period

For the Six Months Ended March 31, 2025 (Unaudited)
Net Asset Value, Beginning of Period	$10.00
Income from investment operations:
Net investment income(1)	0.28
Net realized and unrealized gain on investments(2)	0.07
Total from investment operations	0.35
Less distributions paid:
From net investment income	(0.24)
From net realized gains	(0.01)
Total distributions paid	(0.25)
Net Asset Value, End of Period	$10.10
Total return(3)	3.49%
Supplemental Data and Ratios:
Net assets, end of period (000’s)	$54,251
Ratio of expenses to average net assets:
Before waivers and reimbursements of expenses(5)	1.80%
After waivers and reimbursements of expenses(5)	0.95%
Ratio of net investment income to average net assets:
Before waivers and reimbursements of expenses(5)	4.75%
After waivers and reimbursements of expenses(5)	5.60%
Portfolio turnover rate(4)	35.93%

(1)	Per share net investment income was calculated using average shares outstanding method.
(2)
Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statements of Operations.

(3)
Total return represents the rate that investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Total return for a period of less than one year is not annualized.

(4)	Portfolio turnover not annualized for periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.
(5)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

53

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)
(1)	ORGANIZATION
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The CrossingBridge Funds (the “Funds”) are comprised of the CrossingBridge Low Duration High Income Fund (formerly known as CrossingBridge Low Duration High Yield Fund), the CrossingBridge Responsible Credit Fund, the CrossingBridge Ultra-Short Duration Fund, RiverPark Strategic Income Fund and the CrossingBridge Nordic High Income Bond Fund (collectively, the “Mutual Funds”) and the CrossingBridge Pre-Merger SPAC ETF (the “ETF”), each representing a distinct diversified series with its own investment objective and policies within the Trust.
The investment objective of the CrossingBridge Low Duration High Income Fund is to seek high current income and capital appreciation consistent with the preservation of capital. The investment objective of the CrossingBridge Responsible Credit Fund is to seek high current income and capital appreciation consistent with the preservation of capital. The investment objective of the CrossingBridge Ultra-Short Duration Fund is to offer a higher yield than cash instruments while maintaining a low duration. The RiverPark Strategic Income Fund seeks high current income and capital appreciation consistent with the preservation of capital. The investment objective of the CrossingBridge Nordic High Income Bond Fund is to seek high current income and capital appreciation consistent with the preservation of capital.
The CrossingBridge Low Duration High Income Fund’s Institutional Class and Retail Class commenced investment operations on February 1, 2018 and October 31, 2024, respectively. Both the CrossingBridge Responsible Credit Fund and CrossingBridge Ultra-Short Duration Fund commenced investment operations on June 30, 2021. The CrossingBridge Nordic High Income Bond Fund commenced investment operations on October 1, 2024. The CrossingBridge Responsible Credit Fund, CrossingBridge Ultra-Short Duration Fund and CrossingBridge Nordic High Income Bond Fund registered only an Institutional Class of shares.
The RiverPark Strategic Income Fund was formerly a series of the RiverPark Funds Trust and commenced operations on September 30, 2013 (the “Predecessor Fund”). After the close of business May 12, 2023, the assets of the Predecessor Fund were transferred to the RiverPark Strategic Income Fund, a series of the Trust, in a tax-free reorganization, which was approved by shareholders of the Predecessor Fund (the “Reorganization”). The RiverPark Strategic Income Fund offers both Institutional and Retail Class of shares.
The investment objective of the CrossingBridge Pre-Merger SPAC ETF is to provide total returns consistent with the preservation of capital. The ETF commenced investment operations on September 20, 2021.
CrossingBridge Advisors, LLC (the “Adviser”) serves as investment adviser to each of the Funds.
Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by the Adviser. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”
(2)	SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
(a)
Investment Valuation. Each security owned by a Fund that is listed on a securities exchange, including Special Purpose Acquisition Companies (“SPACs”), is valued at its last sale price on that exchange on the date as of which assets are valued. Bank loans are valued at prices supplied by an approved independent pricing service (“Pricing Service”), if available, and otherwise will be valued at the most recent bid quotations or evaluated prices, as applicable, based on quotations or prices obtained from one or more broker-dealers known to follow the issue.

54

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
If the security is listed on more than one exchange, a Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a Pricing Service.
Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time a Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved Pricing Service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.
Debt securities, including corporate bonds, bank loans, commercial paper, and short- term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using the constant yield method until maturity.
Options that are traded on a national securities exchange are valued at the last reported sale price on the exchange on which the security is principally traded.
Except for contracts maturing in two or fewer days, which are valued at the spot rate, forward currency contracts are valued at the midpoint prices calculated using an interpolation methodology that incorporates foreign-exchange prices obtained from an approved Independent Pricing Service for standard forward- settlement periods, such as one month, three months, six months, and one year.
SPAC Founders Shares, received as part of the initial public offering process, will be valued initially in line with the publicly traded warrants, which typically have no value prior to the warrants being separated from the SPAC common shares. Upon a de-SPAC transaction, the valuation of the Founders Shares may be updated to reflect more current circumstances and inputs, including the value of the publicly traded warrants or the value of the publicly traded common shares, and may include a discount to reflect any restrictions associated with the Founders Shares.
Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.
Investments are held at fair value. If market quotations are not readily available, a security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that a Fund is accurately priced. The Board of Trustees will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through the application of such procedures by the Adviser. The Board of Trustees has approved the Adviser as the Valuation Designee in accordance with Rule 2a-5 of the 1940 Act.

55

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
FASB Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.
ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of March 31, 2025:
CrossingBridge Low Duration High Income Fund

	Level 1	Level 2	Level 3	Total
Assets(1):
Investments:
Corporate Bonds	$—	$804,248,230	$5,922,196	$810,170,426
Bank Loans	—	157,001,962	—	157,001,962
Special Purpose Acquisition Companies (SPACs)	35,522,778	17,010,523	—	52,533,301
Asset-Backed Securities	—	51,256,346	—	51,256,346
Mortgage-Backed Securities	—	49,560,308	—	49,560,308
Convertible Bonds	—	43,665,984	5,388,150	49,054,134
Preferred Stocks	9,053,649	—	—	9,053,649
U.S. Treasury Securities	—	5,274,116	—	5,274,116
Real Estate Investment Trusts	3,496,106	—	—	3,496,106
Municipal Bonds	—	2,175,000	—	2,175,000
Common Stocks	0(3)	609,409	1,200,744	1,810,153
Rights	145,214	240,049	—	385,263
Warrants	34,576	19,950	—	54,526
Commercial Paper	—	88,891,027	—	88,891,027
Money Market Funds	121,362,108	—	—	121,362,108
U.S. Treasury Bills	—	5,150,720	—	5,150,720
Total Investments	$169,614,431	$1,225,103,624	$12,511,090	$1,407,229,145
Other Financial Instruments:
Forward Currency Exchange Contracts(2)	$—	$772,382	$—	$772,382
Total Other Financial Instruments	$—	$772,382	$—	$772,382

56

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Liabilities:
Other Financial Instruments:
Forward Currency Exchange Contracts(2)	$—	$(285,309)	$—	$(285,309)
Total Other Financial Instruments	$—	$(285,309)	$—	$(285,309)

(1)	Refer to the Schedule of Investments for further disaggregation of investment categories.
(2)	Forward currency exchange contracts are included in the Schedule of Forward Currency Contracts and are reflected at the net unrealized appreciation (depreciation) on the instrument.
(3)	Amount is less than $0.50
CrossingBridge Responsible Credit Fund

	Level 1	Level 2	Level 3	Total
Assets(1):
Investments:
Corporate Bonds	$—	$26,398,776	$151,505	$26,550,281
Bank Loans	—	11,501,004	—	11,501,004
Asset-Backed Securities	—	1,140,229	—	1,140,229
Preferred Stocks	668,026	—	—	668,026
Common Stocks	—	51,518	210,000	261,518
U.S. Treasury Securities	—	198,648	—	198,648
Convertible Bonds	—	172,975	0(3)	172,975
Real Estate Investment Trusts	161,031	—	—	161,031
Warrants	—	17,208	—	17,208
Money Market Funds	3,001,803	—	—	3,001,803
Commercial Paper	—	2,266,230	—	2,266,230
Total Investments	$3,830,860	$41,746,588	$361,505	$45,938,953
Other Financial Instruments:
Forward Currency Exchange Contracts(2)	$—	$23,242	$—	$23,242
Total Other Financial Instruments	$—	$23,242	$—	$23,242
Liabilities:
Other Financial Instruments:
Forward Currency Exchange Contracts(2)	$—	$(12,245)	$—	$(12,245)
Total Other Financial Instruments	$—	$(12,245)	$—	$(12,245)

(1)	Refer to the Schedule of Investments for further disaggregation of investment categories.
(2)	Forward currency exchange contracts are included in the Schedule of Forward Currency Contracts and are reflected at the net unrealized appreciation (depreciation) on the instrument.
(3)	Amount is less than $0.50

57

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
CrossingBridge Ultra-Short Duration Fund

	Level 1	Level 2	Level 3	Total
Assets(1):
Investments:
Corporate Bonds	$—	$208,619,438	$—	$208,619,438
Asset-Backed Securities	—	17,264,979	—	17,264,979
Mortgage-Backed Securities	—	14,983,665	—	14,983,665
Bank Loans	—	13,021,190	—	13,021,190
Convertible Bonds	—	6,591,790	810,050	7,401,840
Municipal Bonds	—	4,185,000	—	4,185,000
U.S. Treasury Securities	—	839,290	—	839,290
Warrants	38	—	—	38
Commercial Paper	—	9,226,319	—	9,226,319
Money Market Funds	7,360,269	—	—	7,360,269
Total Assets	$7,360,307	$274,731,671	$810,050	$282,902,028
Other Financial Instruments:
Forward Currency Exchange Contracts(2)	$—	$20,482	$—	$20,482
Total Other Financial Instruments	$—	$20,482	$—	$20,482
Liabilities:
Other Financial Instruments:
Forward Currency Exchange Contracts(2)	$—	$(81,430)	$—	$(81,430)
Total Other Financial Instruments	$—	$(81,430)	$—	$(81,430)

(1)	Refer to the Schedule of Investments for further disaggregation of investment categories.
(2)	Forward currency exchange contracts are included in the Schedule of Forward Currency Contracts and are reflected at the net unrealized appreciation (depreciation) on the instrument.
CrossingBridge Pre-Merger SPAC ETF

	Level 1	Level 2	Level 3	Total
Assets(1):
Special Purpose Acquisition Companies	$19,227,216	$9,234,447	$1,404,487	$29,866,150
Rights	126,499	305,119	—	431,618
Warrants	40,969	54,364	—	95,333
Money Market Funds	578,977	—	—	578,977
Total Assets	$19,973,661	$9,593,930	$1,404,487	$30,972,078

(1)	Refer to the Schedule of Investments for further disaggregation of investment categories.

58

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
RiverPark Strategic Income Fund

	Level 1	Level 2	Level 3	Total
Assets(1):
Investments:
Corporate Bonds	$—	$229,052,186	$2,141,768	$231,193,954
Bank Loans	—	168,206,563	2,396,438	170,603,001
Convertible Bonds	—	37,523,138	3,096,550	40,619,688
Mortgage-Backed Securities	—	20,589,487	—	20,589,487
U.S. Treasury Securities	—	20,573,093	—	20,573,093
Special Purpose Acquisition Companies (SPACs)	8,017,461	7,305,520	—	15,322,981
Asset-Backed Securities	—	11,342,680	—	11,342,680
Preferred Stocks	10,072,098	—	—	10,072,098
Common Stocks	2,100,333	321,080	4,688,845	7,110,258
Real Estate Investment Trusts - Common	3,009,093	—	—	3,009,093
Warrants	144	232,812	0(4)	232,956
Rights	104,000	—	—	104,000
Commercial Paper	—	41,727,488	—	41,727,488
Money Market Funds	38,323,492	—	—	38,323,492
Total Assets	$61,626,621	$536,874,047	$12,323,601	$610,824,269
Other Financial Instruments:
Forward Currency Exchange Contracts(2)	$—	$528,241	$—	$528,241
Total Other Financial Instruments	$—	$528,241	$—	$528,241
Liabilities(1):
Corporate Bonds	$—	$(10,783,427)	$—	$(10,783,427)
Written Options Contracts(3)	(108,642)	(430,500)	—	(539,142)
Total Investments	$(108,642)	$(11,213,927)	$—	$(11,322,569)
Other Financial Instruments:
Forward Currency Exchange Contracts(2)	$—	$(147,587)	$—	$(147,587)
Total Other Financial Instruments	$—	$(147,587)	$—	$(147,587)

(1)	Refer to the Schedule of Investments for further disaggregation of investment categories.
(2)	Forward currency exchange contracts are included in the Schedule of Forward Currency Contracts and are reflected at the net unrealized appreciation (depreciation) on the instrument.
(3)	Written option contracts are included in the Schedule of Written Options and are reflected at the market value of the instrument.
(4)	Amount is less than $0.50.

59

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
CrossingBridge Nordic High Income Bond Fund

	Level 1	Level 2	Level 3	Total
Assets(1):
Investments:
Corporate Bonds	$—	$43,260,157	$—	$43,260,157
Bank Loans	—	—	1,597,625	1,597,625
Foreign Government Debt Obligations	—	1,412,797	—	1,412,797
U.S. Treasury Securities	—	94,358	—	94,358
Money Market Funds	6,512,903	—	—	6,512,903
U.S. Treasury Bills	—	48,961	—	48,961
Total Assets	$6,512,903	$44,816,273	$1,597,625	$52,926,801
Other Financial Instruments:
Forward Currency Exchange Contracts(2)	$—	$104,108	$—	$104,108
Total Other Financial Instruments	$—	$104,108	$—	$104,108
Liabilities:
Other Financial Instruments:
Forward Currency Exchange Contracts(2)	$—	$(210,808)	$—	$(210,808)
Total Other Financial Instruments	$—	$(210,808)	$—	$(210,808)

(1)	Refer to the Schedule of Investments for further disaggregation of investment categories.
(2)	Forward currency exchange contracts are included in the Schedule of Forward Currency Contracts and are reflected at the net unrealized appreciation (depreciation) on the instrument.
The following is a reconciliation of Level 3 assets in the Funds for which significant unobservable inputs were used to determine fair value:
CrossingBridge Low Duration High Income Fund

	Bank Loans	Common Stocks	Convertible Bonds	Corporate Bonds	Special Purpose Acquisition Companies	Warrants
Beginning Balance - October 1, 2024	$9,021,214	$1,200,744	$6,158,250	$5,858,973	$0	$0
Purchases	—	—	—	121,622	—	—
Sales	(1,775,790)	—	(906,000)	—	—	(0)
Realized gains	—	—	—	—	—	—
Realized losses	—	—	—	—	(76)	—
Accretion of discount/ (amortization of premium)	—	—	—	116,218	—	—
Change in unrealized appreciation/(depreciation)	—	—	135,900	(174,617)	76	—
Transfer in/(out) of Level 3	(7,245,424)	—	—	—	—	—
Ending Balance - March 31, 2025	$—	$1,200,744	$5,388,150	$5,922,196	$—	$—

60

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to Level 3 investments still held at March 31, 2025, includes the following:

Convertible Bonds	Corporate Bonds
$135,900	$(174,617)

CrossingBridge Responsible Credit Fund

	Bank Loans	Common Stocks	Convertible Bonds	Corporate Bonds
Beginning Balance - October 1, 2024	$845,816	$198,000	$—	$151,505
Purchases	—	—	0	1,629
Sales	(166,495)	—	—	—
Realized gains	—	—	—	—
Realized losses	—	—	—	—
Accretion of discount/(amortization of premium)	—	—	—	—
Change in unrealized appreciation/(depreciation)	—	12,000	—	(1,629)
Transfer in/(out) of Level 3	(679,321)	—	—	—
Ending Balance - March 31, 2025	$—	$210,000	$0	$151,505

The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to Level 3 investments still held at March 31, 2025, includes the following:

Common Stocks	Corporate Bonds
$12,000	$(1,629)

CrossingBridge Ultra-Short Duration Fund

	Bank Loans	Convertible Bonds	Special Purpose Acquisition Companies
Beginning Balance - October 1, 2024	$2,706,612	$925,650	$0
Purchases	—	—	—
Sales	(532,785)	(136,000)	—
Realized gains	—	—	—
Realized losses	—	—	(7)
Accretion of discount/(amortization of premium)	—	—	—
Change in unrealized appreciation/(depreciation)	—	20,400	7
Transfer in/(out) of Level 3	(2,173,827)	—	—
Ending Balance - March 31, 2025	$—	$810,050	$—

The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to Level 3 investments still held at March 31, 2025, includes the following:

Convertible Bonds
$20,400

61

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
CrossingBridge Pre-Merger SPAC ETF

Special Purpose Acquisition Companies
Beginning Balance - October 1, 2024	$0
Purchases	—
Sales	—
Realized gains	—
Realized losses	(4)
Accretion of discount/(amortization of premium)	—
Change in unrealized appreciation/(depreciation)	4
Transfer in/(out) of Level 3	1,404,487
Ending Balance - March 31, 2025	$1,404,487

RiverPark Strategic Income Fund

	Bank Loans	Common Stocks	Convertible Bonds	Corporate Bonds	Special Purpose Acquisition Companies	Warrants
Beginning Balance - October 1, 2024	$—	$4,516,285	$3,538,550	$2,243,370	$0	$0
Purchases	2,299,038	—	—	17,098	—	—
Sales	—	—	(520,000)	—	—	—
Realized gains	—	—	—	—	—	—
Realized losses	—	—	—	—	(50)	—
Accretion of discount/(amortization of premium)	238	—	—	(40,999)	—	—
Change in unrealized appreciation/(depreciation)	97,162	172,560	78,000	(77,701)	50	—
Transfer in/(out) of Level 3	—	—	—	—	—	—
Ending Balance - March 31, 2025	$2,396,438	$4,688,845	$3,096,550	$2,141,768	$—	$0

The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to Level 3 investments still held at March 31, 2025, includes the following:

Bank Loans	Common Stocks	Convertible Bonds	Corporate Bonds
$97,162	$172,560	$78,000	$(77,701)

62

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
CrossingBridge High Income Nordic Bond Fund

Bank Loans
Beginning Balance - October 1, 2024	$—
Purchases	1,532,692
Sales	—
Realized gains	—
Realized losses	—
Accretion of discount/(amortization of premium)	158
Change in unrealized appreciation/(depreciation)	64,775
Transfer in/(out) of Level 3	—
Ending Balance - March 31, 2025	$1,597,625

The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to Level 3 investments still held at March 31, 2025, includes the following:

Convertible Bonds
$64,775

To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3 and “fair value” will be applied. Specifically, the matrix below provides a summary of the approach taken:

Type of Security	Examples of Input
Bank Loans, Corporate Bonds, Convertible Bonds, and Warrants	Primarily based on financial analysis employing quantitative and qualitative inputs such as but may not be limited to:
discounted cashflow, sum-of-the parts, competitive comparable valuations, and liquidation analysis
Special Purpose Acquisition Companies (SPACs); SPAC founders shares	Upon separation, value based on public warrant pricing. Prior to separation, valued at $0.
Common Stock (Legended shares)	The firm applies a 25% discount to current market price for common stock with a legend attached to it.

The following table represents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2025:
CrossingBridge Low Duration High Income Fund

Descriptions	Fair Value March 31, 2025	Valuation Techniques	Unobservable Input	Range of Input	Weighted Average Unobservable Input	Impact to Valuation from an Increase in Input
Common Stocks	$1,200,744	Market Approach	Enterprise Value	$1.42	$1.42	Increase
			Discount	15.00%	15.00%	Decrease
Convertible Bonds	$5,388,150	Market Approach	Yield to maturity	61.80%	61.80%	Decrease
			Transaction price	N/A	N/A	Increase
Corporate Bonds	$5,922,196	Market Approach	Yield to maturity	17.61%	17.61%	Decrease
			Implied coupon rate	0%	0%	Increase
			Recoverable value	$20	$20	Increase
			Transaction price	N/A	N/A	Increase

63

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
CrossingBridge Responsible Credit Fund

Descriptions	Fair Value March 31, 2025	Valuation Techniques	Unobservable Input	Range	Weighted Average Unobservable Input	Impact to Valuation from an Increase in Input
Common Stocks	$210,000	Market Approach	Broker quote	$70,000	$70,000	Increase
Convertible Bonds	$0	Market Approach	Transaction price	N/A	N/A	Increase
Corporate Bonds	$151,505	Market Approach	Recoverable value	$20	$20	Increase
			Transaction price	N/A	N/A	Increase

CrossingBridge Ultra-Short Duration Fund

Descriptions	Fair Value March 31, 2025	Valuation Techniques	Unobservable Input	Range	Weighted Average Unobservable Input	Impact to Valuation from an Increase in Input
Convertible Bonds	$810,050	Market Approach	Yield to maturity	61.80%	61.80%	Decrease

CrossingBridge Pre-Merger SPAC ETF

Descriptions	Fair Value March 31, 2025	Valuation Techniques	Unobservable Input	Range	Weighted Average Unobservable Input	Impact to Valuation from an Increase in Input
Special Purpose Acquisition Companies	$1,404,487	Market Approach	Redemption price	$11.31	$11.31	Increase

RiverPark Strategic Income Fund

Descriptions	Fair Value March 31, 2025	Valuation Techniques	Unobservable Input	Range of Input	Weighted Average Unobservable Input	Impact to Valuation from an Increase in Input
Bank Loans	$2,396,438	Market Approach	Transaction Price	$98.50	$98.50	Increase
Common Stocks	$4,688,845	Market Approach	Broker quote	$70,000	$70,000	Increase
			Enterprise Value	$1.42	$1.42	Increase
			Discount	15.00%	15.00%	Decrease
Convertible Bonds	$3,096,550	Market Approach	Yield to maturity	61.80%	61.80%	Decrease
			Transaction price	N/A	N/A	Increase
Corporate Bonds	$2,141,768	Market Approach	Transaction price	N/A	N/A	Increase
			Spread	4.59%	4.59%	Decrease
			Yield to maturity	8.26%	8.26%	Decrease
			Recoverable value	$0-20	$20	Increase
Warrants	$0	Market Approach	Recoverable value	$0	$0	Increase

CrossingBridge Nordic High Income Bond Fund

Descriptions	Fair Value March 31, 2025	Valuation Techniques	Unobservable Input	Range	Weighted Average Unobservable Input	Impact to Valuation from an Increase in Input
Bank Loans	$1,597,625	Market Approach	Transaction Price	$98.50	$98.50	Increase

64

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
(b)
Foreign Securities and Currency Transactions. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Realized foreign exchange gains or losses arising from sales of portfolio securities and sales and maturities of short-term securities are reported within realized gain (loss) on investments. Net unrealized foreign exchange gains and losses arising from changes in the values of investments in securities from fluctuations in exchange rates are reported within unrealized gain (loss) on investments.
Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of a Fund’s investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of a Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.
(c)
Federal Income Taxes. The Funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

As of and during the year ended September 30, 2024, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the fiscal year ended September 30, 2024, the Funds did not incur any interest or penalties. The Funds are subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations.
(d)
Distributions to Shareholders. In general, the Mutual Funds will distribute any net investment income monthly, and any net realized capital gains at least annually. The ETF will distribute any net investment income annually and any net realized capital gains at least annually. The Funds may make additional distributions if deemed to be desirable during the year. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

Treatment of income and capital gain distributions for federal income tax purposes may differ from GAAP, primarily due to timing differences in the recognition of income and gains and losses by the Funds. To the extent that these differences are attributable to permanent book and tax accounting differences, they are reclassified in the components of net assets.
(e)
Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(f)
Share Valuation. The NAV per share of a Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading.

65

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
(g)
Allocation of Income, Expenses and Gains/Losses. Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of a Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. Rule 12b-1 fees are expensed at up to 0.25% of average daily net assets of the Retail Class shares of the RiverPark Strategic Income Fund. Shareholder servicing fees can be expensed up to 0.15% of average daily net assets of each Mutual Fund’s Institutional Class shares and for the Retail Class shares of the RiverPark Strategic Income Fund. Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the Mutual Funds of the Trust, or by other equitable means.

(h)
Other. Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the specific identification method for the best tax relief order by comparing the original cost of the security lot sold with the net sale proceeds. Interest income is recognized on an accrual basis. Withholding taxes on foreign interest, net of any reclaims, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Any discount or premium on securities purchased are accreted or amortized over the expected life of the respective securities using the constant yield method.

(i)
Loan Participation. When purchasing participation interests in a loan, a Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. A Fund may enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation agreement, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations.

(j)
Derivatives. The Funds may utilize derivative instruments such as options, swaps, futures, forward contracts and other instruments with similar characteristics to the extent that they are consistent with the Funds’ investment objectives and limitations. The use of derivatives may involve additional investment risks, including counterparty credit risk, i.e., the risk that a Fund may experience delay in obtaining financial recovery in the event a counterparty experiences financial difficulty. To mitigate this risk, the Adviser will seek to effect derivative transactions with only counterparties that they believe are creditworthy.

The Funds have adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Funds’ Statements of Assets and Liabilities and Statements of Operations. For the six months ended March 31, 2025, the monthly average quantity and notional value of derivatives are described below:
CrossingBridge Low Duration High Income Fund

	Monthly Average Contracts	Monthly Average Notional Value
Forward Currency Exchange Contracts	4	$118,014,426
Warrants	5,561,746	20,278

66

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
CrossingBridge Responsible Credit Fund

	Monthly Average Contracts	Monthly Average Notional Value
Forward Currency Exchange Contracts	3	$6,806,112
Warrants	1,229	34,835

CrossingBridge Ultra-Short Duration Fund

	Monthly Average Contracts	Monthly Average Notional Value
Forward Currency Exchange Contracts	3	$8,706,753
Warrants	5,553	0

CrossingBridge Pre-Merger SPAC ETF

	Monthly Average Contracts	Monthly Average Notional Value
Warrants	663,021	$61,118

RiverPark Strategic Income Fund

	Monthly Average Contracts	Monthly Average Notional Value
Forward Currency Exchange Contracts	4	$71,614,576
Options Contracts	1,643	275,938
Warrants	3,474,873	608,706

CrossingBridge Nordic High Income Bond Fund

	Monthly Average Contracts	Monthly Average Notional Value
Forward Currency Exchange Contracts	3	$19,936,936

Statement of Assets and Liabilities
Fair value of derivative instruments as of March 31, 2025 are described below:
CrossingBridge Low Duration High Income Fund

	Asset Derivatives
	Statement of Assets and Liabilities Location	Fair Value
Forward Currency Exchange Contracts	Unrealized appreciation of forward currency exchange contracts	$772,382
Warrants	Investments, at value	54,526

	Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value
Forward Currency Exchange Contracts	Unrealized depreciation of forward currency exchange contracts	$285,309

67

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
CrossingBridge Responsible Credit Fund

	Asset Derivatives
	Statement of Assets and Liabilities Location	Fair Value
Forward Currency Exchange Contracts	Unrealized appreciation of forward currency exchange contracts	$23,242
Warrants	Investments, at value	17,208

	Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value
Forward Currency Exchange Contracts	Unrealized depreciation of forward currency exchange contracts	$12,245

CrossingBridge Ultra-Short Duration Fund

	Asset Derivatives
	Statement of Assets and Liabilities Location	Fair Value
Forward Currency Exchange Contracts	Unrealized appreciation of forward currency exchange contracts	$20,482
Warrants	Investments, at value	38

	Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value
Forward Currency Exchange Contracts	Unrealized depreciation of forward currency exchange contracts	$81,430

CrossingBridge Pre-Merger SPAC ETF

	Asset Derivatives
	Statement of Assets and Liabilities Location	Fair Value
Warrants	Investments, at value	$95,333

RiverPark Strategic Income Fund

	Asset Derivatives
	Statement of Assets and Liabilities Location	Fair Value
Forward Currency Exchange Contracts	Unrealized appreciation of forward currency exchange contracts	$528,241
Warrants	Investments, at value	232,956

	Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value
Forward Currency Exchange Contracts	Unrealized depreciation of forward currency exchange contracts	$147,587
Options Contracts	Written options, at value	539,142

68

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
CrossingBridge Nordic High Income Bond Fund

	Asset Derivatives
	Statement of Assets and Liabilities Location	Fair Value
Forward Currency Exchange Contracts	Unrealized appreciation of forward currency exchange contracts	$104,108

	Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value
Forward Currency Exchange Contracts	Unrealized depreciation of forward currency exchange contracts	$210,808

Statement of Operations
The effect of derivative instruments on the Statement of Operations for the six months ended March 31, 2025 are described below:
CrossingBridge Low Duration High Income Fund

Amount of Realized Gain (Loss) on Derivatives
Forward Currency Exchange Contracts	$(1,874,451)
Warrants*	—

Change in Unrealized Appreciation (Depreciation) on Derivatives
Forward Currency Exchange Contracts	$1,941,920
Warrants*	(5,607)

CrossingBridge Responsible Credit Fund

Amount of Realized Gain (Loss) on Derivatives
Forward Currency Exchange Contracts	$63,804
Warrants*	—

Change in Unrealized Appreciation (Depreciation) on Derivatives
Forward Currency Exchange Contracts	$102,411
Warrants*	(23,433)

CrossingBridge Ultra-Short Duration Fund

Amount of Realized Gain (Loss) on Derivatives
Forward Currency Exchange Contracts	$(314,282)
Warrants*	—

Change in Unrealized Appreciation (Depreciation) on Derivatives
Forward Currency Exchange Contracts	$33,121
Warrants*	(137)

69

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
CrossingBridge Pre-Merger SPAC ETF

Amount of Realized Gain (Loss) on Derivatives
Warrants*	$ —

Change in Unrealized Appreciation (Depreciation) on Derivatives
Warrants*	$11,571

RiverPark Strategic Income Fund

Amount of Realized Gain (Loss) on Derivatives
Forward Currency Exchange Contracts	$(1,016,929)
Warrants*	(50)
Written Options Contracts	110,768

Change in Unrealized Appreciation (Depreciation) on Derivatives
Forward Currency Exchange Contracts	$1,082,112
Warrants*	(313,049)
Written Options Contracts	(130,782)

CrossingBridge Nordic High Income Bond Fund

Amount of Realized Gain (Loss) on Derivatives
Forward Currency Exchange Contracts	$(1,682,310)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Forward Currency Exchange Contracts	$(106,700)

*	Warrants and purchased options are included in the realized gain (loss) on investments andchange in unrealized appreciation (depreciation) on investments, as applicable.
(k)
Indemnifications. Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. A Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

(3)	FEDERAL TAX MATTERS
The tax character of distributions paid during the six months ended March 31, 2025 and fiscal year ended September 30, 2024 were as follows:
CrossingBridge Low Duration High Income Fund

	Six Months Ended March 31, 2025	Year Ended September 30, 2024
Ordinary Income	$35,963,683	$57,352,230
Long Term Capital Gains	—	—

70

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
CrossingBridge Responsible Credit Fund

	Six Months Ended March 31, 2025	Year Ended September 30, 2024
Ordinary Income	$1,944,261	$2,712,068
Long Term Capital Gains	—	—

CrossingBridge Ultra-Short Duration Fund

	Six Months Ended March 31, 2025	Year Ended September 30, 2024
Ordinary Income	$5,299,254	$6,681,815
Long Term Capital Gains	—	—

CrossingBridge Pre-Merger SPAC ETF

	Six Months Ended March 31, 2025	Year Ended September 30, 2024
Ordinary Income	$2,757,409	$3,538,800
Long Term Capital Gains	747,833	18,331

RiverPark Strategic Income Fund

	Six Months Ended March 31, 2025	Year Ended September 30, 2024
Ordinary Income	$19,939,326	$32,445,159
Long Term Capital Gains	—	—

CrossingBridge Nordic High Income Bond Fund

	Six Months Ended March 31, 2025	Year Ended September 30, 2024
Ordinary Income	$793,502	N/A
Long Term Capital Gains	15,398	N/A

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended September 30, 2024.

71

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
As of September 30, 2024, the components of distributable earnings and cost of investments on a tax basis were as follows:

	CrossingBridge Low Duration High Income Fund	CrossingBridge Responsible Credit Fund	CrossingBridge Ultra-Short Duration Fund	CrossingBridge Pre-Merger SPAC ETF	RiverPark Strategic Income Fund
Cost basis of investments for federal income tax purposes	$1,004,190,566	$40,095,958	$163,932,428	$68,012,403	$493,104,693
Gross tax unrealized appreciation	$12,413,807	$900,943	$631,091	$2,565,638	$11,437,345
Gross tax unrealized depreciation	(20,450,115)	(1,235,295)	(1,268,822)	(1,614,389)	(15,670,366)
Total net tax unrealized appreciation (depreciation) on investments	$(8,036,308)	$(334,352)	$(637,731)	$951,249	$(4,233,021)
Undistributed ordinary income	2,697,805	332,762	261,641	2,308,112	1,174,606
Undistributed long-term capital gain	—	—	—	385,719	—
Other accumulated earnings (losses)	(18,073,198)	(1,537,573)	(245,938)	—	(78,518,415)
Total distributable earnings (accumulated loss)	$(23,411,701)	$(1,539,163)	$(622,028)	$3,645,080	$(81,576,830)

Investments for federal income tax purposes in the above table include foreign currencies and derivatives. The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sale adjustments and tax treatment of passive foreign investment companies.
At September 30, 2024, the Funds had the following capital loss carryovers which will be carried forward indefinitely to offset future realized capital gains:

	Short-Term	Long-Term
CrossingBridge Low Duration High Income Fund	$7,683,691	$10,409,276
CrossingBridge Responsible Credit Fund	806,790	731,753
CrossingBridge Ultra-Short Duration Fund	—	245,989
CrossingBridge Pre-Merger SPAC ETF	—	—
RiverPark Strategic Income Fund	10,544,433	68,000,660

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2024, the following reclassifications were made on the Statements of Asset and Liabilities due to permanent tax differences related to redemptions in kind and non-deductible excise tax:

	Paid-in Capital	Total Distributable Earnings
CrossingBridge Low Duration High Income Fund	$—	$—
CrossingBridge Responsible Credit Fund	$—	$—
CrossingBridge Ultra-Short Duration Fund	$—	$—
CrossingBridge Pre-Merger SPAC ETF	$(63,188)	$63,188
RiverPark Strategic Income Fund	$—	$—

There is no tax information for the CrossingBridge Nordic High Income Bond Fund as of September 30, 2024 since the Fund had not yet commenced operations.

72

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
(4)	INVESTMENT ADVISER
The Trust has an investment advisory agreement with the Adviser to furnish investment advisory services to the Mutual Funds. Under the terms of this agreement, the Trust, on behalf of the Mutual Funds, compensates the Adviser for its investment advisory services at the annual rate of 0.65% of each Mutual Fund’s respective average daily net assets.
In addition, pursuant to a separate investment advisory agreement between the Trust, on behalf of the ETF, and the Adviser the “ETF Agreement”, the Adviser is responsible for managing the ETF in accordance with its investment objectives. For the services it provides the ETF, the ETF pays the Adviser a unitary management fee, which is calculated daily and paid monthly, at an annual rate of 0.80% of the ETF’s average daily net assets. Under this agreement, the Adviser has agreed to pay all expenses of the ETF except interest charges on any borrowings, dividends, and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the ETF under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and the unitary management fee payable to the Adviser.
With respect to the CrossingBridge Low Duration High Income Fund, CrossingBridge Responsible Credit Fund, CrossingBridge Ultra-Short Duration Fund, and RiverPark Strategic Income Fund the Adviser has contractually agreed to waive its management fee and/or reimburse a Fund’s other expenses at least through January 31, 2026 and with respect to the CrossingBridge Nordic High Income Bond Fund, the Adviser has contractually agreed to waive its management fee and/or reimburse a Fund’s other expenses at least through September 30, 2026 to the extent necessary to ensure that a Fund’s total operating expenses (exclusive of front-end or contingent deferred sales loads, distribution (12b-1) fees, shareholder servicing plan fees, taxes, leverage (i.e., any expense incurred in connection with borrowings made by a Fund), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest expenses on short positions, acquired fund fees and expenses and extraordinary items) (the “Expense Limitation Cap”) does not exceed 0.80% of the respective average daily net assets of the CrossingBridge Low Duration High Income Fund, CrossingBridge Ultra-Short Duration Fund and CrossingBridge Responsible Credit Fund, 0.82% of the average daily net assets of the RiverPark Strategic Income Fund, or 0.85% of the average daily net assets of the CrossingBridge Nordic High Income Bond Fund.
Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed within three years from the date such amount was waived or reimbursed, subject to the operating expense limitation agreement, if such reimbursement will not cause a Mutual Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of: (1) the Expense Limitation Cap in place at the time of the waiver and/or expense payment; or (2) the Expense Limitation Cap in place at the time of the recoupment. The following table shows the remaining waiver or reimbursed expenses for the Mutual Funds subject to potential recovery expiring:

	Expiring:
	9/30/2025	9/30/2026	9/30/2027	3/31/2028
CrossingBridge Low Duration High Income Fund	$—	$—	$—	$—
CrossingBridge Responsible Credit Fund	105,660	191,487	204,309	70,998
CrossingBridge Ultra-Short Duration Fund	68,812	125,503	99,966	2,063
RiverPark Strategic Income Fund	—	—	—	—
CrossingBridge Nordic High Income Bond Fund	—	—	—	125,377

(5)	DISTRIBUTION AND SHAREHOLDER SERVICING PLANS
The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the CrossingBridge Low Duration High Income Fund and the RiverPark Strategic Income Fund, which authorizes each
Fund to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of up to 0.25% of the Fund’s average daily

73

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
net assets of each Fund’s Retail Class Shares for services to prospective Fund shareholders and distribution of Fund shares. The following table details the fees incurred for the Mutual Funds pursuant to the 12b-1 Plan during the six months ended March 31, 2025, as well as the fees owed as of March 31, 2025.

	Fees incurred	Fees owed
CrossingBridge Low Duration High Income Fund	$14,809	$3,319
RiverPark Strategic Income Fund	67,136	24,294

The Mutual Funds have adopted a Shareholder Servicing Plan to pay for shareholder support services from the applicable Fund’s assets pursuant to a Shareholder Servicing Agreement in an amount not to exceed 0.15% of the applicable Fund’s average daily net assets. Each Mutual Fund is responsible for paying a portion of shareholder servicing fees to each of the shareholder servicing agents who have written shareholder servicing agreements with the Fund, and perform shareholder servicing functions and maintenance of shareholder accounts on behalf of shareholders. The following table details the fees incurred for the Mutual Funds pursuant to the Shareholder Servicing Plan during the six months ended March 31, 2025, as well as the fees owed as of March 31, 2025.

	Fees incurred	Fees owed
CrossingBridge Low Duration High Income Fund	$523,519	$54,719
CrossingBridge Responsible Credit Fund	22,266	20,567
CrossingBridge Ultra-Short Duration Fund	105,875	6,704
RiverPark Strategic Income Fund	303,686	5,953
CrossingBridge Nordic High Income Bond Fund	14,668	3,384

(6)	RELATED PARTY TRANSACTIONS
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Funds’ Administrator under Fund Servicing Agreement for the ETF and a Fund Administration Servicing Agreement for the Mutual Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. Fund Services also serves as the transfer agent to the Funds and provides pricing services to the Funds. U.S. Bank, N.A. (“U.S. Bank”), an affiliate of Fund Services, serves as the Funds’ custodian. Fees incurred for the six months ended March 31, 2025, and owed as of March 31, 2025, are included in the Statement of Operations and Statement of Assets and Liabilities.
Under the terms of the ETF Agreement and the Fund Servicing Agreement, the Adviser pays the Fund Administration and Accounting, Transfer Agency and Custody fees for the ETF.
Certain officers of the Funds are also employees of Fund Services.
The Trust’s Chief Compliance Officer is also an employee of Fund Services. The Mutual Funds’ allocation of the Trust’s Chief Compliance Officer fees incurred for the six months ended March 31, 2025, and owed as of March 31, 2025, are included in the the Statement of Operations and Statement of Assets and Liabilities.
Under the terms of the ETF Agreement and the Fund Servicing Agreement, the Adviser pays the Chief Compliance Officer fees for the ETF.
The Mutual Funds also have a line of credit with U.S. Bank (See Note 11).

74

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
(7)	CAPITAL SHARE TRANSACTIONS
Transactions in shares of the Funds were as follows:
CrossingBridge Low Duration High Income Fund - Institutional Class

	Six Months Ended March 31, 2025	Year Ended September 30, 2024
Shares sold	50,432,686	62,878,943
Shares reinvested	3,208,283	5,040,529
Shares redeemed	(18,159,990)	(24,443,098)
Net increase/(decrease)	35,480,979	43,476,374

CrossingBridge Low Duration High Income Fund - Retail Class

Period from November 1, 2024(1) through March 31, 2025 (Unaudited)
Shares sold	1,780,599
Shares reinvested	36,323
Shares redeemed	(94,443)
Net increase/(decrease)	1,722,479

(1)	Commencement of operations.
CrossingBridge Responsible Credit Fund

	Six Months Ended March 31, 2025	Year Ended September 30, 2024
Shares sold	2,328,582	2,360,935
Shares reinvested	179,408	238,847
Shares redeemed	(2,089,189)	(1,150,708)
Net increase/(decrease)	418,801	1,449,074

CrossingBridge Ultra-Short Duration Fund

	Six Months Ended March 31, 2025	Year Ended September 30, 2024
Shares sold	13,229,357	9,079,720
Shares reinvested	297,894	216,956
Shares redeemed	(2,026,077)	(1,811,332)
Net increase/(decrease)	11,501,174	7,485,344

CrossingBridge Pre-Merger SPAC ETF

	Six Months Ended March 31, 2025	Year Ended September 30, 2024
Shares sold	—	290,000
Shares reinvested	—	—
Shares redeemed	(1,750,000)	(270,000)
Net increase/(decrease)	(1,750,000)	20,000

75

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
RiverPark Strategic Income Fund - Institutional Class

	Six Months Ended March 31, 2025	Year Ended September 30, 2024
Shares sold	21,912,404	27,429,641
Shares reinvested	2,074,769	3,508,034
Shares redeemed	(14,594,104)	(18,873,848)
Net increase/(decrease)	9,393,069	12,063,827

RiverPark Strategic Income Fund - Retail Class

	Six Months Ended March 31, 2025	Year Ended September 30, 2024
Shares sold	2,646,333	3,482,787
Shares reinvested	213,512	221,614
Shares redeemed	(1,010,272)	(1,256,075)
Net increase/(decrease)	1,849,573	2,448,326

CrossingBridge Nordic High Income Bond Fund

Six Months Ended March 31, 2025
Shares sold	6,120,418
Shares reinvested	66,418
Shares redeemed	(815,102)
Net increase/(decrease)	5,371,734

(8)	CREATION AND REDEMPTION TRANSACTIONS
Shares of the CrossingBridge Pre-Merger SPAC ETF are listed and traded on the NASDAQ Stock Market, LLC (the “Exchange”). The ETF issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of the Fund will be equal to the ETF’s total assets minus the ETF’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to five decimal places.
Only “Authorized Participants” may purchase or redeem shares directly from the ETF. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the ETF. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
Creation Unit Transaction Fee – Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Transaction Fee”) in connection with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee for the ETF is $300.

76

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for cash purchases, nonstandard orders, or partial purchase of Creation Units. For orders comprised entirely of cash, a variable fee of 0.03% of the value of the order will be charged by the ETF. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. The ETF may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of ETF shareholders.
A creation unit will generally not be issued until the transfer of good title of the deposit securities to the ETF and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the ETF will be issued to such authorized participant notwithstanding the fact that the ETF’s deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the ETF or its agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the ETF for losses, if any.
(9)	INVESTMENT TRANSACTIONS
The aggregate purchases and sales of securities, excluding short-term investments, for the six months ended March 31, 2025 are summarized below:

	Purchases	Sales
CrossingBridge Low Duration High Income Fund	$830,365,339	$460,197,785
CrossingBridge Responsible Credit Fund	28,046,420	21,647,422
CrossingBridge Ultra-Short Duration Fund	126,670,373	85,917,714
CrossingBridge Pre-Merger SPAC ETF	31,917,777	70,074,979
RiverPark Strategic Income Fund	347,238,004	229,032,379
CrossingBridge Nordic High Income Bond Fund	47,297,664	8,764,258

The above purchases and sales exclude any in-kind transactions associated with creations and redemptions. During the six months ended March 31, 2025, the CrossingBridge Pre-Merger SPAC had $0 of creations in-kind and $0 of redemptions in-kind.
Long-term purchases or sales of U.S. government securities for the six months ended March 31, 2025 are summarized below:

	Purchases	Sales
CrossingBridge Low Duration High Income Fund	$5,253,996	$0
CrossingBridge Responsible Credit Fund	197,891	0
CrossingBridge Ultra-Short Duration Fund	836,088	0
CrossingBridge Pre-Merger SPAC ETF	0	0
RiverPark Strategic Income Fund	2,666,576	0
CrossingBridge Nordic High Income Bond Fund	93,998	0

(10)	BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. At March 31, 2025, Charles Schwab & Co., Inc., for the benefit of its customers, held 62.44% of the CrossingBridge Low Duration High Income Fund, 67.31% of the CrossingBridge Responsible Credit Fund, 31.40% of the CrossingBridge Ultra-Short Duration Fund, 72.12% of the CrossingBridge Pre-Merger SPAC ETF, 52.24% of the RiverPark Strategic Income Fund, and 55.21% of the CrossingBridge Nordic High Income Bond Fund, respectively. National Financial Services LLC, for the benefit of its customers, held 57.44% of the CrossingBridge Ultra-Short Duration Fund, 39.25% of the RiverPark Strategic Income Fund, and 32.95% of the CrossingBridge Nordic High Income Bond Fund, respectively, at March 31, 2025.

77

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
(11)	LINE OF CREDIT
The CrossingBridge Low Duration High Income Fund, CrossingBridge Responsible Credit Fund, CrossingBridge Ultra-Short Duration Fund and RiverPark Strategic Income Fund (“Borrowing Funds”) and U.S. Bank, N.A. have entered into an umbrella line of credit agreement in the amount of up to $75,000,000, which matures on August 2, 2025. This unsecured line of credit agreement is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions from the Borrowing Funds. The maximum borrowing can not exceed 20% of the gross market value or 33.33% of the net market value of a Borrowing Fund’s unencumbered assets. Interest on amounts borrowed under the line of credit will be accrued at the prime rate, which was 7.5% as of March 31, 2025. The CrossingBridge Low Duration High Income Fund, CrossingBridge Responsible Credit Fund, CrossingBridge Ultra-Short Duration Fund and RiverPark Strategic Income Fund did not draw on the line of credit during the six months ended March 31, 2025.
(12)	NEW ACCOUNTING PRONOUNCEMENT
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
(13)	SUBSEQUENT EVENTS
In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.
On April 28, 2025, the CrossingBridge Low Duration High Income Fund, CrossingBridge Responsible Credit Fund, CrossingBridge Ultra-Short Duration Fund, RiverPark Strategic Income Fund, and CrossingBridge Nordic High Income Bond Fund declared and paid an income distribution of $6,264,783, $291,152, $1,082,028, $2,814,113 and $247,901 respectively, to their Institutional Class shareholders of record on April 25, 2025. The CrossingBridge Low Duration High Income Fund and the RiverPark Strategic Income Fund also made a distribution to its Retail Class shareholders on these same dates for $77,971 and $291,159, respectively.
(14)	RECENT MARKET EVENTS
U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, and geopolitical conflicts. As a result of continuing political tensions and armed conflicts, including the wars in Europe and the Middle East, markets have experienced increased volatility. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on the performance of the Funds.

78

CROSSINGBRIDGE FUNDS
Additional Information (Unaudited)
The below information is required disclosure for Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Remuneration paid by the Mutual Funds is disclosed within the financial statements. For the ETF, expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the ETF Agreement. Additional information related to those fees is available in each Fund’s Statement of Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AGREEMENT
The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on August 15, 2024 to consider the initial approval of the Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of the CrossingBridge Nordic High Income Bond Fund (the “Fund”), a series of the Trust, and CrossingBridge Advisors, LLC, the Fund’s investment adviser (the “Adviser”). In advance of the meeting, the Trustees requested and received materials to assist them in considering the approval of the Agreement, including a memorandum provided by the Fund’s legal counsel, which outlined the Trustees’ responsibilities in considering the Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Agreement, detailed comparative information relating to the Fund’s performance, as well as the management fees and other expenses of the Fund, due diligence materials relating to the Adviser (including a due diligence questionnaire completed on behalf of the Fund by the Adviser, the Adviser’s Form ADV, select financial statements of the Adviser, biographical information of the Adviser’s key management and compliance personnel, comparative fee information for the Fund and the Adviser’s other separately-managed accounts and a summary detailing key provisions of the Adviser’s written compliance program, including its code of ethics) and other pertinent information. In considering approval of the Agreement, the Trustees also reviewed the Trust’s post effective amendment to its Form N-1A registration statement, including the prospectus and statement of additional information included therein, relating to the initial registration of the Fund.
Based on their evaluation of the information provided by the Adviser, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the Agreement for an initial term ending two years following the Fund’s commencement of operations pursuant to an effective registration statement.
1. NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED TO THE FUND
The Trustees considered the nature, extent and quality of services that would be provided by the Adviser to the Fund and the amount of time devoted by the Adviser’s staff to the Fund’s operations. The Trustees considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of David K. Sherman and Spencer Rolfe, who will serve as co-portfolio managers for the Fund, and Chen Ling, who will serve as assistant portfolio manager of the Fund, and other key personnel at the Adviser involved in the day-to-day activities of the Fund. The Trustees reviewed information provided by the Adviser in a due diligence questionnaire, including the structure of the Adviser’s compliance program and discussed the Adviser’s marketing activities and its commitment to the Fund. The Trustees also noted any services that extended beyond portfolio management, and they considered the brokerage practices of the Adviser. The Trustees discussed the Adviser’s handling of compliance matters, including the reports of the Trust’s chief compliance officer to the Trustees on the effectiveness of the Adviser’s compliance program. The Trustees also considered the Adviser’s overall financial condition, as well as the implementation and operational effectiveness of the Adviser’s business continuity plan. The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and

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Additional Information (Unaudited)(Continued)
compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services to be provided to the Fund, as well as the Adviser’s compliance program, were satisfactory.
2. INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER
The Trustees noted that the Fund had not yet commenced operations and, therefore, the performance of the Fund was not a relevant factor for consideration. In assessing the portfolio management services to be provided by the Adviser, the Trustees considered the investment management experience of Mr. Sherman, Mr. Rolfe, and Ms. Ling. The Trustees noted that the Adviser did not manage any other accounts with the same or similar investment strategies as the Fund. After considering all of the information, the Trustees determined that the Fund and its shareholders were likely to benefit from the Adviser’s management.
3. COSTS OF SERVICES PROVIDED AND PROFITS TO BE REALIZED BY THE ADVISER
The Trustees considered the cost of services and the structure of the Adviser’s proposed management fee, including a review of the expense analyses and other pertinent material with respect to the Fund. The Trustees reviewed the related statistical information and other materials provided, including the comparative expenses, expense components and peer group selection. The Trustees considered the cost structure of the Fund relative to a peer group of funds as constructed using publicly-available data provided by Morningstar, Inc. and presented by Barrington Financial Group, LLC d/b/a Barrington Partners, an independent third-party benchmarking firm, through its cohort selection process (a peer group of U.S. global bond and U.S. global bond-U.S. dollar hedged funds (the “Barrington Cohort”)). The Trustees also noted that the management fee to be paid by the Fund was the same as the management fee charged by the Adviser to each other mutual fund series of the Trust managed by the Adviser.
The Trustees noted that the Fund’s proposed contractual management fee of 0.65% was higher than the Barrington Cohort average of 0.49%. The Trustees further noted that the Fund’s total expense ratio for Institutional Class shares (net of fee waivers and expense reimbursement and including estimated shareholder servicing plan fees) of 0.95% was above the Barrington Cohort average of 0.69%.
The Trustees noted that the Adviser has agreed to waive its management fees and/or reimburse expenses of the Fund for a period of two years from commencement of operations to ensure that the total amount of the Fund’s operating expenses (exclusive of front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage expenses (i.e., any expenses incurred in connection with borrowings made by the Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation) does not exceed 0.85% of the average daily net assets of the Fund.
The Trustees also considered the overall profitability that may result from the Adviser’s management of the Fund and reviewed the Adviser’s financial information. The Trustees also examined the level of profits that could be realized by the Adviser from the fees payable under the Agreement based on a pro forma profitability analysis provided by the Adviser.
The Trustees concluded that the Fund’s estimated expenses and the proposed management fee to be paid to the Adviser were fair and reasonable in light of the comparative expense and management fee information and the investment management services to be provided to the Fund by the Adviser. The Trustees further concluded, based on a pro forma profitability analysis prepared by the Adviser, that the Adviser’s anticipated profit from sponsoring the Fund would not be excessive and that the Adviser maintained adequate profit levels to support its services to the Fund.
4. EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS
The Trustees compared the Fund’s estimated expenses relative to its Barrington Cohort and discussed economies of scale. With respect to the Fund, the Trustees noted that the Fund’s proposed management fee structure did not contain any breakpoint reductions as the Fund’s assets grow in size, but that the feasibility of incorporating breakpoints would be reviewed on a regular basis. With respect to the Adviser’s fee structure, the Trustees concluded that the potential economies of scale with respect to the Fund was acceptable.

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Additional Information (Unaudited)(Continued)
5. BENEFITS TO BE DERIVED FROM THE RELATIONSHIP WITH THE FUND
The Trustees considered the direct and indirect benefits that could be realized by the Adviser from its association with the Fund. The Trustees concluded that the benefits the Adviser may receive, such as greater name recognition, an increased ability to obtain research or brokerage services, or the ability to attract additional investor assets, appear to be reasonable, and in many cases may benefit the Fund.
CONCLUSIONS
The Trustees considered all of the foregoing factors. In considering the approval of the Advisory Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, the Trustees, including a majority of the Independent Trustees, approved the proposed Advisory Agreement for an initial two-year term as being in the best interests of the Fund and its shareholders.

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TAX INFORMATION (Unaudited)
For the fiscal year or period ended September 30, 2024, the percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

CrossingBridge Low Duration High Income Fund	0.00%
CrossingBridge Responsible Credit Fund	0.00%
CrossingBridge Ultra-Short Duration Fund	0.00%
CrossingBridge Pre-Merger SPAC ETF	13.33%
RiverPark Strategic Income Fund	0.00%

For the fiscal year or period ended September 30, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income were as follows:

CrossingBridge Low Duration High Income Fund	1.53%
CrossingBridge Responsible Credit Fund	1.19%
CrossingBridge Ultra-Short Duration Fund	0.00%
CrossingBridge Pre-Merger SPAC ETF	0.00%
RiverPark Strategic Income Fund	1.56%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year or period ended September 30, 2024 were as follows:

CrossingBridge Low Duration High Income Fund	1.53%
CrossingBridge Responsible Credit Fund	1.19%
CrossingBridge Ultra-Short Duration Fund	0.00%
CrossingBridge Pre-Merger SPAC ETF	0.00%
RiverPark Strategic Income Fund	1.48%

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Investment Adviser	CrossingBridge Advisors, LLC
427 Bedford Road, Suite 220
Pleasantville, New York 10570
Legal Counsel	Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202
Independent Registered Public Accounting Firm	Cohen & Company, Ltd. 1835 Market Street, Suite 310 Philadelphia, Pennsylvania 19103
Transfer Agent, Fund Accountant and Fund Administrator	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202
Custodian	U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive
Milwaukee, Wisconsin 53212
Distributors	Quasar Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, Maine 04101

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

This information is included within the financial statements filed under Item 7(a) of this Form.

Item 9. Proxy Disclosure for Open-End Investment Companies

This information is included within the financial statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

This information is included within the financial statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included within the financial statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Trust for Professional Managers

By (Signature and Title)*	/s/ Jennifer Lima
Jennifer Lima, Principal Executive Officer

Date:	5/28/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jennifer Lima
Jennifer Lima, Principal Executive Officer

Date:	5/28/25

By (Signature and Title)*	/s/ Kelly Strauss
Kelly Strauss, Principal Financial Officer

Date:	5/28/25

* Print the name and title of each signing officer under his or her signature.